   As filed with the Securities and Exchange Commission on February 28, 2000.


                                                       Registration No. 33-76162

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)


                               500 Boylston Street
                                    Suite 400
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)



                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)


                               James D. Gallagher                                                     Copy to:
                            Vice President, Secretary                                           J. Sumner Jones, Esq.
                               and General Counsel                                              Jones & Blouch L.L.P.
                    The Manufacturers Life Insurance Company                              1025 Thomas Jefferson Street, NW
                                of North America                                                Washington, DC 20007
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                             -----------------------

It is proposed that this filing will become effective:


     / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on [date] pursuant to paragraph (b) of Rule 485
     / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /X/ on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


*The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under File Nos. 33-28455, 33-9960 and 2-93435.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                    Caption in Prospectus
Part A                                      ---------------------
------
1     ..................................    Cover Page
2     ..................................    Special Terms
3     ..................................    Summary
4     ..................................    Values; Performance Data; Financial Statements
5     ..................................    General Information about Us, The Variable Account and The Trust
6     ..................................    Charges and Deductions; Withdrawal Charges; Reduction or Elimination of
                                              Withdrawal Charge; Administration Fees;
                                              Reduction or Elimination of Annual
                                              Administration Fee; Mortality and Expense
                                              Risk Charge; Taxes; Appendix C Example of
                                              Calculation of Withdrawal Charge; Appendix
                                              D - State Premium Taxes
7     ..................................    Accumulation Period Provisions; Our Approval; Purchase Payments; Accumulation
                                              Units; Net Investment Factor; Transfers Among Investment Options; Telephone
                                              Transactions; Special Transfer Services -Dollar Cost Averaging; Asset
                                              Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income
                                              Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership;
                                              Beneficiary; Modification
8     ..................................    Pay-out Period Provisions; General; Annuity Options; Determination of Amount
                                              of the First Variable Annuity Payment; Annuity Units and the Determination
                                              of Subsequent Variable Annuity Payments; Transfers During the Pay-out Period
9     ..................................    Accumulation Period Provisions; Death Benefit During Accumulation Period;
                                              Pay-out Period  Provisions; Death Benefit During Pay-out Period
10    ..................................    Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value
                                              of Accumulation Units; Net Investment Factor; Distribution of Contracts
11    ..................................    Withdrawals; Restrictions under the Texas Optional Retirement Program;
                                              Accumulation Period Provisions; Purchase Payments; Other Contract
                                              Provisions; Ten Day Right to Review
12    ..................................    Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in
                                            General; Qualified Retirement Plans
13    ..................................    Legal Proceedings
14    ..................................    Statement of Additional Information - Table of Contents


N-4 Item                                    Caption in Statement of
Part B                                      Additional Information
------                                      ----------------------
15    ..................................    Cover Page
16    ..................................    Table of Contents
17    ..................................    General History and Information.
18    ..................................    Services- Independent Auditors; Services-Servicing Agent
19    ..................................    Not Applicable
20    ..................................    Principal Underwriter
21    ..................................    Performance Data
22    ..................................    Not Applicable
23    ..................................    Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                         ANNUITY SERVICE OFFICE                                                    MAILING ADDRESS
                     500 Boylston Street, Suite 400                                             Post Office Box 9230
                    Boston, Massachusetts 02116-3739                                       Boston, Massachusetts 02205-9230
                    (617) 663-3000 or (800) 344-1029



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values and annuity benefit payments are based upon forty-six investment options. Forty-one options are variable and five are fixed account options.

         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). We will provide the contract owner ("YOU") with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.

         - SHARES OF THE TRUST AND MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.


         -        Special terms are defined in a glossary in Appendix A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.



THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                  General Information and History.....................        3
                  Performance Data....................................        3
                  Service
                      Independent Auditors............................       21
                      Servicing Agent.................................       22
                      Principal Underwriter...........................       22
                  Financial Statements................................       23




                   The date of this Prospectus is May 1, 2000.



VENTURE.PROS/2000(MLAM)

                                TABLE OF CONTENTS


SUMMARY ................................................................................        4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS       14
     The Manufacturers Life Insurance Company of North America .........................       14
     The Variable Account ..............................................................       14
     The Trust .........................................................................       15
     Merrill Variable Funds ............................................................       19
DESCRIPTION OF THE CONTRACT ............................................................       20
   ELIGIBLE GROUPS .....................................................................       20
   ACCUMULATION PERIOD PROVISIONS ......................................................       20
     Purchase Payments .................................................................       20
     Accumulation Units ................................................................       21
     Value of Accumulation Units .......................................................       21
     Net Investment Factor .............................................................       22
     Transfers Among Investment Options ................................................       22
     Maximum Number of Investment Options ..............................................       22
     Telephone Transactions ............................................................       23
     Special Transfer Services - Dollar Cost Averaging .................................       23
     Asset Rebalancing Program .........................................................       23
     Withdrawals .......................................................................       24
     Special Withdrawal Services - the Income Plan .....................................       25
     Death Benefit During Accumulation Period ..........................................       26
   PAY-OUT PERIOD PROVISIONS ...........................................................       29
     General ...........................................................................       29
     Annuity Options ...................................................................       30
     Determination of Amount of the First Variable
     Annuity Payment ...................................................................       31
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ............................................       31
     Transfers During Pay-out Period ...................................................       32
     Death Benefit During Pay-out Period ...............................................       32
   OTHER CONTRACT PROVISIONS ...........................................................       32
     Ten Day Right to Review ...........................................................       32
     Ownership .........................................................................       32
     Annuitant .........................................................................       33
     Beneficiary .......................................................................       33
     Modification ......................................................................       33
     Our Approval ......................................................................       33
     Discontinuance of New Owners ......................................................       34
     Misstatement and Proof of Age, Sex or Survival ....................................       34
   FIXED ACCOUNT INVESTMENT OPTIONS ....................................................       34
   GUARANTEED RETIREMENT INCOME PROGRAM ................................................       37
CHARGES AND DEDUCTIONS .................................................................       39
     Withdrawal Charges ................................................................       40
     Reduction or Elimination of Withdrawal Charge .....................................       41
     Administration Fees ...............................................................       42
     Reduction or Elimination of  Annual Administration
       Fee .............................................................................       42
     Mortality and Expense Risks Charge ................................................       42
     Taxes .............................................................................       43
     Expenses of Distributing Contracts ................................................       43
FEDERAL TAX MATTERS ....................................................................       43
   INTRODUCTION ........................................................................       43
   OUR TAX STATUS ......................................................................       44
   TAXATION OF ANNUITIES IN GENERAL ....................................................       44
     Tax Deferral During Accumulation Period ...........................................       44
     Taxation of Partial and Full Withdrawals ..........................................       46
     Taxation of Annuity Benefit Payments ..............................................       46
     Taxation of Death Benefit Proceeds ................................................       47
     Penalty Tax on Premature Distributions ............................................       47
     Aggregation of Contracts ..........................................................       47
   QUALIFIED RETIREMENT PLANS ..........................................................       48
     Direct Rollovers ..................................................................       49
     Loans .............................................................................       25
FEDERAL INCOME TAX WITHHOLDING .........................................................       49
GENERAL MATTERS ........................................................................       50
     Performance Data ..................................................................       50
     Asset Allocation and Timing Services ..............................................       50
     Restrictions under the Texas Optional
       Retirement Program ..............................................................       50
     Distribution of Contracts .........................................................       51
     Contract Owner Inquiries ..........................................................       51
     Confirmation Statements ...........................................................       51
     Legal Proceedings .................................................................       51
     Year 2000 Issues ..................................................................       51
     Cancellation of Contract ..........................................................       52
     Voting Interest ...................................................................       53

APPENDIX A: SPECIAL TERMS ..............................................................      A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES
     FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS ........................................      B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
     WITHDRAWAL CHARGE .................................................................      C-1
APPENDIX D: STATE PREMIUM TAXES ........................................................      D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY
     AGE ...............................................................................      E-1
APPENDIX F: PRIOR CONTRACTS - VEN 7 AND VEN 8
     CONTRACTS .........................................................................      F-1
APPENDIX G: PRIOR CONTRACTS - VEN 1 AND VEN 3
     CONTRACTS .........................................................................      G-1
APPENDIX H: EXCHANGE OFFER - VEN 7 AND VEN 8
     CONTRACTS .........................................................................      H-1
APPENDIX I: EXCHANGE OFFER - VEN 1 AND VEN 3
     CONTRACTS .........................................................................      I-1
APPENDIX J: EXCHANGE OFFER - MANAMERICA
     LIFESTYLE ANNUITY CONTRACTS .......................................................      J-1
APPENDIX K: EXCHANGE OFFER - MANAMERICA MULTI-
     ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY .........................................      K-1
APPENDIX L: QUALIFIED PLAN TYPES .......................................................      L-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.


OTHER CONTRACTS. Prior to 1995, we issued four classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see "Appendices F and G").

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, forty-one Variable Account investment options and five fixed account investment options are available under the contract. Each of the forty-one Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or Merrill Variable Funds. A full description of each portfolio of the Trust or Merrill Variable Funds is in the accompanying Prospectus of the Trust or Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options. Fixed accounts are not available in all states.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.




CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


GUARANTEED RETIREMENT INCOME PROGRAM. The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals (the "INCOME BASE"). The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base to the monthly income factors set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If the GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract. GRIP is available for new contracts issued on or after May 1, 1998. The GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.



REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.


TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.


DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.



CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page 38 under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust and Merrill Variable Funds.


CONTRACT OWNER TRANSACTION EXPENSES

See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments)

                   NUMBER OF COMPLETE YEARS                            WITHDRAWAL CHARGE
                 PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
                              0                                                6%
                              1                                                6%
                              2                                                5%
                              3                                                5%
                              4                                                4%
                              5                                                3%
                              6                                                2%
                              7+                                               0%

ANNUAL CONTRACT FEE  ..................................................      $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fee........................................         1.25%
Administration fee - asset based.......................................         0.15%
Total Separate Account Annual Expenses.................................         1.40%

OPTIONAL GRIP RIDER FEE................................................         0.25%(2)
(as a percentage of the Income Base)



(1)The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. See Appendix F.

(2)If the Guaranteed Retirement Income Program is elected, this fee is deducted on each contract anniversary. The Guaranteed Retirement Income Program is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts (see "GUARANTEED RETIREMENT INCOME PROGRAM").


TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets for the fiscal year ended December 31 1999)



                                                                                          TOTAL TRUST
                                                              OTHER EXPENSES            ANNUAL EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE            (AFTER EXPENSE
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)             REIMBURSEMENT)
---------------                            ----------         ---------------           ---------------

Pacific Rim Emerging Markets........       0.850%                0.260%                     1.110%
Science & Technology................       1.100%                0.060%                     1.160%
International Small Cap.............       1.100%                0.270%                     1.370%
Aggressive Growth...................       1.000%(F)             0.130%                     1.130%
Emerging Small Company..............       1.050%                0.070%                     1.120%
Small Company Blend.................       1.050%                0.250%(A)                  1.300%(E)
Mid Cap Growth......................       0.950%(F)             0.070%                     1.020%
Mid Cap Stock.......................       0.925%                0.100%(A)                  1.025%(E)
Overseas............................       0.950%                0.260%                     1.210%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.230%(A)                  1.230%(E)
Mid Cap Blend.......................       0.850%(F)             0.060%                     0.910%
Small Company Value.................       1.050%                0.170%                     1.220%
Global Equity.......................       0.900%                0.160%                     1.060%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%(F)             0.100%                     0.975%
Quantitative Equity.................       0.700%                0.060%                     0.760%
Blue Chip Growth....................       0.875%(F)             0.050%                     0.925%
Real Estate Securities..............       0.700%                0.070%                     0.770%
Value...............................       0.800%                0.070%                     0.870%
Growth & Income.....................       0.750%                0.050%                     0.800%
U.S. Large Cap Value................       0.875%                0.070%(A)                  0.945%(E)
Equity-Income.......................       0.875%(F)             0.060%                     0.935%
Income & Value......................       0.800%(F)             0.080%                     0.880%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.095%                     0.870%
Global Bond.........................       0.800%                0.180%                     0.980%
Total Return........................       0.775%                0.060%(A)                  0.835%(E)
Investment Quality Bond.............       0.650%                0.120%                     0.770%
Diversified Bond....................       0.750%                0.090%                     0.840%

                                                                                          TOTAL TRUST
                                                              OTHER EXPENSES            ANNUAL EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE            (AFTER EXPENSE
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)             REIMBURSEMENT)
---------------                            ----------         ---------------           ---------------
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.050%                     0.550%
Lifestyle Aggressive 1000D..........       0.075%                1.060%(B)                  1.135%(C)
Lifestyle Growth 820D...............       0.057%                0.990%(B)                  1.047%(C)
Lifestyle Balanced 640D.............       0.057%                0.910%(B)                  0.967%(C)
Lifestyle Moderate 460D.............       0.066%                0.860%(B)                  0.926%(C)
Lifestyle Conservative 280D.........       0.075%                0.780%(B)                  0.855%(C)



(A)Based on estimates to be made during the current fiscal year.



(B)Reflects expenses of the Underlying Portfolios.



(C)The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as noted below. This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.03% higher, except for the Lifestyle Growth 820 Trust and Lifestyle Moderate 460 Trust, which would be 0.04% higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:



                                        MANAGEMENT              OTHER                TOTAL TRUST
TRUST PORTFOLIO                            FEES                EXPENSES            ANNUAL EXPENSES
---------------                         ----------             --------            ---------------
Lifestyle Aggressive 1000...........       0.075%                1.090%                1.165%
Lifestyle Growth 820................       0.057%                1.030%                1.087%
Lifestyle Balanced 640..............       0.057%                0.940%                0.997%
Lifestyle Moderate 460..............       0.066%                0.900%                0.966%
Lifestyle Conservative 280..........       0.075%                0.810%                0.885%



If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust including the advisory fee but excluding: (a) the expenses of the underlying portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less then 0.075%, then no expenses will be reimbursed by the Adviser.



(D)Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.



(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.

MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)



                                           Management                                   Total Annual Fund
                                              Fee                     Other Expenses    Operating Expenses
                                         (After Expense               (After Expense      (After Expense
                                         Reimbursement    12b-1        Reimbursement      Reimbursement
              Portfolio                   and Waiver)      Fees        and Waiver)(A)      and Waiver)(B)
              ---------                  --------------   ------      --------------    ------------------
Merrill Lynch Special Value Focus            0.75%          0.15%          0.06%              0.96%
Merrill Lynch Basic Value Focus              0.60%          0.15%          0.06%              0.81%
Merrill Lynch Developing Capital             0.53%(c)       0.15%          0.72%              1.40%(c)
Markets Focus



(A)Note that these are the expenses for the fiscal year ended December 31, 1999.



(B)Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses (excluding any distribution fees imposed on shares of Class B Common Stock) paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.



(c)During 1999, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.47% of that Fund's average daily net assets of Class B shares; absent this waiver, the management fee and the total expenses for Class B shares of this Fund would have been 1.00% and 1.87%, respectively.


Example


         The Example of Expenses below is shown with both the Optional GRIP Rider Fee reflected and with it not reflected. The Optional GRIP Rider Fee is assessed if the Guaranteed Retirement Income Program is elected. For more information see "Guaranteed Retirement Income Program" below.



I.       The Optional GRIP Rider Fee is NOT reflected in the following example.


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


                 PORTFOLIO                              1 YEAR        3 YEARS       5 YEARS(A)    5 YEARS      10 YEARS
                   YEARS
                 ---------                              ------        -------       -------       -------      --------
                 Pacific Rim Emerging Markets........      $81          $128          $166          $176         $290
                 Science & Technology................       82           130           169           179          294
                 International Small Cap.............       84           136           179           189          315
                 Aggressive Growth...................       82           129           167           177          291
                 Emerging Small Company..............       81           129           167           177          290
                 Small Company Blend.................       83           134           175           185          308
                 Mid Cap Growth......................       81           126           162           172          281
                 Mid Cap Stock.......................       81           126           162           172          281
                 Overseas............................       82           131           171           181          299
                 International Stock.................       83           132           173           183          303
                 International Value.................       83           132           172           182          301
                 Mid Cap Blend.......................       79           123           156           166          270
                 Small Company Value.................       82           132           171           181          300
                 Global Equity.......................       81           127           164           174          285
                 Growth..............................       79           122           156           166          269
                 Large Cap Growth....................       80           125           159           169          276
                 Quantitative Equity.................       78           118           148           158          254
                 Blue Chip Growth....................       80           123           157           167          271

                 PORTFOLIO                              1 YEAR        3 YEARS       5 YEARS(A)    5 YEARS      10 YEARS
                 ---------                              ------        -------       -------       -------      --------
                 Real Estate Securities..............       78           119           149           159          255
                 Value...............................       79           122           154           164          266
                 Growth & Income.....................       78           120           150           160          258
                 U.S. Large Cap Value................       80           124           158           168          273
                 Equity-Income.......................       80           123           157           167          272
                 Income & Value......................       79           122           155           165          267
                 Balanced............................       79           122           154           164          266
                 High Yield..........................       79           121           153           163          263
                 Strategic Bond......................       79           122           154           164          266
                 Global Bond.........................       80           125           160           170          277
                 Total Return........................       79           121           152           162          262
                 Investment Quality Bond.............       78           119           149           159          255
                 Diversified Bond....................       79           121           153           163          263
                 U.S. Government Securities..........       78           117           146           156          250
                 Money Market........................       76           112           138           148          233
                 Lifestyle Aggressive 1000...........       82           129           167           177          292
                 Lifestyle Growth 820................       81           127           163           173          283
                 Lifestyle Balanced 640..............       80           124           159           169          275
                 Lifestyle Moderate 460..............       80           123           157           167          271
                 Lifestyle Conservative 280..........       79           121           153           163          264
                 Merrill Lynch Special Value Focus...       80           124           159           169          275
                 Merrill Lynch Basic Value Focus.....       79           120           151           161          260
                 Merrill Lynch Developing Capital
                   Markets Focus.....................       84           137           180           190          318



(A) For Ven 7 and Ven 8 contracts only (as described in Appendix F). The difference in amounts is attributable to the different withdrawal charges. See Appendix F.



II. The Optional GRIP Rider Fee is NOT reflected in the following example.


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


           PORTFOLIO                                 1 YEAR            3 YEARS          5 YEARS         10 YEARS
             YEARS
           ---------                                 ------            -------          -------         --------
           Pacific Rim Emerging Markets..........       $26               $80             $136             $290
           Science & Technology..................        26                81              139              294
           International Small Cap...............        29                87              149              315
           Aggressive Growth.....................        26                80              137              291
           Emerging Small Company................        26                80              137              290
           Small Company Blend...................        28                85              145              308
           Mid Cap Growth........................        25                77              132              281
           Mid Cap Stock.........................        25                77              132              281
           Overseas..............................        27                83              141              299
           International Stock...................        27                84              143              303
           International Value...................        27                83              142              301
           Mid Cap Blend.........................        24                74              126              270
           Small Company Value...................        27                83              141              300
           Global Equity.........................        25                78              134              285
           Growth................................        24                73              126              269
           Large Cap Growth......................        25                76              129              276
           Quantitative Equity...................        22                69              118              254
           Blue Chip Growth......................        24                74              127              271
           Real Estate Securities................        23                69              119              255
           Value.................................        24                72              124              266
           Growth & Income.......................        23                70              120              258

           PORTFOLIO                                 1 YEAR            3 YEARS          5 YEARS         10 YEARS
           ---------                                 ------            -------          -------         --------
           U.S. Large Cap Value..................        24                75              128              273
           Equity-Income.........................        24                74              127              272
           Income & Value........................        24                73              125              267
           Balanced..............................        24                72              124              266
           High Yield............................        23                72              123              263
           Strategic Bond........................        24                72              124              266
           Global Bond...........................        25                76              130              277
           Total Return..........................        23                71              122              262
           Investment Quality Bond...............        23                69              119              255
           Diversified Bond......................        23                72              123              263
           U.S. Government Securities............        22                68              116              250
           Money Market..........................        20                63              108              233
           Lifestyle Aggressive 1000.............        26                80              137              292
           Lifestyle Growth 820..................        25                78              133              283
           Lifestyle Balanced 640................        24                75              129              275
           Lifestyle Moderate 460................        24                74              267              271
           Lifestyle Conservative 280............        23                72              123              264
           Merrill Lynch Special Value Focus.....        24                75              129              275
           Merrill Lynch Basic Value Focus.......        23                71              121              260
           Merrill Lynch Developing Capital
             Markets Focus.......................        29                88              150              318



III. The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


   PORTFOLIO                                1 YEAR             3 YEARS          5 YEARS         10 YEARS
    YEARS
   ---------                                ------             -------          -------         --------
   Pacific Rim Emerging Markets.........       $84               $136            $190              $321
   Science & Technology.................        84                138             193               326
   International Small Cap..............        86                144             203               346
   Aggressive Growth....................        84                137             191               323
   Emerging Small Company..............         84                137             191               322
   Small Company Blend..................        86                142             200               339
   Mid Cap Growth.......................        83                134             186               312
   Mid Cap Stock........................        83                134             186               313
   Overseas.............................        85                139             195               331
   International Stock..................        85                140             197               334
   International Value..................        85                140             196               333
   Mid Cap Blend........................        82                131             180               301
   Small Company Value..................        85                140             196               332
   Global Equity........................        84                135             188               316
   Growth...............................        82                130             180               300
   Large Cap Growth.....................        83                133             184               308
   Quantitative Equity..................        81                126             173               286
   Blue Chip Growth.....................        82                131             181               303
   Real Estate Securities...............        81                127             173               287
   Value................................        82                130             178               297
   Growth & Income......................        81                128             175               290
   U.S. Large Cap Value.................        82                132             182               305
   Equity-Income........................        82                131             182               304
   Income & Value.......................        82                130             179               298
   Balanced.............................        82                130             178               297
   High Yield...........................        81                129             177               294

PORTFOLIO                                   1 YEAR             3 YEARS          5 YEARS         10 YEARS
---------                                   ------             -------          -------         --------
Strategic Bond..........................        82                130             178               297
Global Bond.............................        83                133             184               308
Total Return............................        81                129             177               294
Investment Quality Bond.................        81                127             173               287
Diversified Bond........................        81                129             177               294
U.S. Government Securities..............        80                125             171               282
Money Market............................        79                120             162               265
Lifestyle Aggressive 1000...............        84                137             192               323
Lifestyle Growth 820....................        83                135             187               315
Lifestyle Balanced 640..................        83                132             183               307
Lifestyle Moderate 460..................        82                131             181               303
Lifestyle Conservative 280..............        82                129             178               296
Merrill Lynch Special Value Focus.......        81                128             175               291
Merrill Lynch Basic Value Focus.........        83                132             183               306
Merrill Lynch Developing Capital
  Markets Focus.........................        87                145             205               349



IV. The Optional GRIP Rider Fee is reflected in the following example. The example assumes a growth factor of 6% and the Income Base is not stepped-up.


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                                   1 YEAR             3 YEARS          5 YEARS         10 YEARS
 YEARS
---------                                   ------             -------          -------         --------
Pacific Rim Emerging Markets............       $29                $88            $150              $321
Science & Technology....................        29                 89             153               326
International Small Cap.................        31                 96             163               346
Aggressive Growth.......................        29                 89             151               323
Emerging Small Company.................         29                 88             151               322
Small Company Blend.....................        30                 94             160               339
Mid Cap Growth..........................        28                 85             146               312
Mid Cap Stock...........................        28                 85             146               313
Overseas................................        30                 91             155               331
International Stock.....................        30                 92             157               334
International Value.....................        30                 92             156               333
Mid Cap Blend...........................        27                 82             140               301
Small Company Value.....................        30                 91             156               332
Global Equity...........................        28                 86             148               316
Growth..................................        26                 82             140               300
Large Cap Growth........................        27                 84             144               308
Quantitative Equity.....................        25                 77             133               286
Blue Chip Growth........................        27                 82             141               303
Real Estate Securities..................        25                 78             133               287
Value...................................        26                 81             138               297
Growth & Income.........................        25                 79             135               290
U.S. Large Cap Value....................        27                 83             142               305
Equity-Income...........................        27                 83             142               304
Income & Value..........................        26                 81             139               298
Balanced................................        26                 81             138               297
High Yield..............................        26                 80             137               294
Strategic Bond..........................        26                 81             138               297
Global Bond.............................        27                 84             144               308
Total Return............................        26                 80             137               294
Investment Quality Bond.................        25                 78             133               287

PORTFOLIO                                   1 YEAR             3 YEARS          5 YEARS         10 YEARS
---------                                   ------             -------          -------         --------
Diversified Bond........................        26                 80             137               294
U.S. Government Securities..............        25                 76             131               282
Money Market............................        23                 71             122               265
Lifestyle Aggressive 1000...............        29                 89             152               323
Lifestyle Growth 820....................        28                 86             147               315
Lifestyle Balanced 640..................        27                 84             143               307
Lifestyle Moderate 460..................        27                 82             141               303
Lifestyle Conservative 280..............        26                 80             138               296
Merrill Lynch Special Value Focus.......        26                 79             135               291
Merrill Lynch Basic Value Focus.........        27                 83             143               306
Merrill Lynch Developing Capital
  Markets Focus.........................        31                 97             165               349



         For purposes of presenting the foregoing Example, we have made certain assumptions mandated by the SEC. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" and "Merrill Variable Funds Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.



         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.


A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS


We are an indirect subsidiary of MFC.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:


                  A++ A.M. Best
                  Superior in financial strength; 1st category of 15


                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  AA+ Standard & Poor's
                  Very strong in financial strength; 2nd category of 21

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.



The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust or Merrill Variable Funds portfolio(s) you select.


THE VARIABLE ACCOUNT

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has forty-one sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.


The Trust and Merrill Variable Funds are mutual funds in which the Variable Account invests.


THE TRUST


         The assets of each sub-account of the Variable Account (other than the three sub-accounts invested in the Merrill Variable Funds described below) are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Bond Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC("MSS"), the successor to NASL Financial Services, Inc.



         The Trust currently has sixteen subadvisers who manage all of the portfolios, one of which is Manufacturers Adviser Corporation. Both MSS and Manufacturers Adviser Corporation are affiliates of ours.


SUBADVISER                                                    TRUST PORTFOLIOS MANAGED
----------                                                    ------------------------
A I M Capital Management, Inc.                                Aggressive Growth Trust
                                                              Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC                       Small Company Value Trust

Capital Guardian Trust Company                                Small Company Blend Trust
                                                              U.S. Large Cap Value Trust
                                                              Income & Value Trust
                                                              Diversified Bond Trust

SUBADVISER                                                    TRUST PORTFOLIOS MANAGED
----------                                                    ------------------------
Fidelity Management Trust Company                             Overseas Trust
                                                              Mid Cap Blend Trust
                                                              Large Cap Growth Trust

Founders Asset Management LLC                                 International Small Cap Trust
                                                              Balanced Trust

Franklin Advisers, Inc.                                       Emerging Small Company Trust

Manufacturers Adviser Corporation                             Pacific Rim Emerging Markets Trust
                                                              Quantitative Equity Trust
                                                              Real Estate Securities Trust
                                                              Money Market Trust
                                                              Lifestyle Trusts*

Miller Anderson & Sherrerd, LLP                               Value Trust
                                                              High Yield Trust

Morgan Stanley Asset Management Inc.                          Global Equity Trust

Pacific Investment Management Company                         Global Bond Trust
                                                              Total Return Trust

Rowe Price-Fleming International, Inc.                        International Stock Trust

Salomon Brothers Asset Management Inc                         Strategic Bond Trust
                                                              U.S. Government Securities Trust

State Street Global Advisors                                  Growth Trust
                                                              Lifestyle Trusts*

T. Rowe Price Associates, Inc.                                Science & Technology Trust
                                                              Blue Chip Growth Trust
                                                              Equity-Income Trust

Templeton Investment Counsel, Inc.                            International Value Trust

Wellington Management Company LLP                             Mid Cap Stock Trust
                                                              Growth & Income Trust
                                                              Investment Quality Bond Trust



*State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.


         The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.



         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



         The MID CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.


         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.


         The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.


         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.


         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.



         The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



         The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the U.S.


         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


         The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.


         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.



         The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.



         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.



         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed income securities.



         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.



         The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.



         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


         The DIVERSIFIED BOND TRUST seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.


         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.


         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.



         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.


         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

MERRILL VARIABLE FUNDS

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. The portfolios are not available for investment for Ven 1, Ven 3 and Ven 8 contract owners. Set forth below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.


         The MERRILL LYNCH SPECIAL VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.


         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the fund believes it is worth) and therefore represent basic investment value.



         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the U.S., United Kingdom, Japan and Germany. The fund may also invest in fixed income securities of companies and governments in these countries. The fund's management anticipates that under most circumstances the fund will have substantial investments in emerging markets.


         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

         If shares of a portfolio of the Trust or a Merrill Variable Fund are no longer available for investment or in our judgment investment in a portfolio of the Trust or a Merrill Variable Fund becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, Merrill Variable Funds or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote shares.

         Shares of the Trust portfolios or the Merrill Variable Funds portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with MSS, the principal underwriter of the contracts.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS


         Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

         See Appendix F for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.


The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust or Merrill Variable Funds portfolio.


ACCUMULATION UNITS

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.


         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust or Merrill Variable Funds portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS


         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.


NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.


         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks). See Appendix G for the mortality and expense risks fees for Ven 1 contracts.


Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.



         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).



         See Appendix G for information on Transfer Among Investment Options applicable to Ven 1 and Ven 3 contracts.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including all fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to these investment options.

Telephone transfers and withdrawals are permitted.

TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX L - QUALIFIED PLAN TYPES").


Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.




DEATH BENEFIT DURING ACCUMULATION PERIOD

         For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

  If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

         AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:


         ON OR AFTER:            IN THE STATES OF:

         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware,
                                 Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada,
                                 New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                                 Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee,
                                 Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware,
                                 Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New
                                 Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma,
                                 Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee,
                                 Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).


         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.


         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:


         -        The beneficiary will become the owner.


         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.


         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.



         - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

GENERAL

Annuity benefit payments may be paid in several ways.

         You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.


         Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.


         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.


         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT


         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.


         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.


         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust or Merrill Variable Funds portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under

Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

You are entitled to exercise all rights under your contract.

         See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION


          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.


OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

         For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

The fixed account investment options are not securities.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.


         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:


         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after

January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.

Fixed account investment options guarantee interest of at least 3% .


                  INVESTMENT OPTIONS. Currently, there are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.


         Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

A market value charge may apply to certain transactions.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We make no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.


The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.


Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.


         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX L - QUALIFIED PLAN TYPES"



         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.


         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

GUARANTEED RETIREMENT INCOME PROGRAM


         The Guaranteed Retirement Income Program ("GRIP") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.

         GRIP is available for new contracts issued on or after May 1, 1998. GRIP is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options.


         Income Base.  The Income Base is equal to (a) less (b), where

(a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

(b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.


         GRIP can only be elected at issue and, once elected, is irrevocable.



         The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.



         The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.



         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").


         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.


         Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:



         1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.



         2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.



         Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.


         Option 1: Life Annuity with a 10-Year Period certain. An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain. An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts.


         In the case of Qualified Plans, if the annuitant is at an advanced age upon exercise of GRIP, we will shorten the guarantee period as follows: The guarantee period will be the life expectancy of the annuitant(s), as specified by IRS Unisex tables (partial years are not counted). Life expectancy will be based on single life or joint life IRS tables, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



         Illustrated below are GRIP amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base. We will, upon request, provide illustrations of GRIP for an annuitant based on other assumptions.



                                     GRIP-Annual Income Life Annuity       GRIP-Annual Income Joint &
      Contract Anniversary             with 10 Year Period Certain        Survivor Life Annuity with 20
           at Election                                                         Year Period Certain
      --------------------           -------------------------------      -----------------------------

                7                                $ 9,797                             $ 7,830
               10                                $12,593                             $ 9,842
               15                                $19,124                             $14,293



         GRIP Rider Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Rider Fee (the "Rider Fee"). On or before the Maturity Date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.



         GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust and Merrill Variable Funds portfolios that are described in the accompanying Prospectuses of the Trust and Merrill Variable Funds. For information on the GRIP Rider Fee, see "Guaranteed Retirement Income Program" above.


WITHDRAWAL CHARGES

         For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.


         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.


           NUMBER OF COMPLETE YEARS                               WITHDRAWAL CHARGE
         PURCHASE PAYMENT IN CONTRACT                                 PERCENTAGE
         ----------------------------                             -----------------
                         0                                                 6%
                         1                                                 6%
                         2                                                 5%
                         3                                                 5%
                         4                                                 4%
                         5                                                 3%
                         6                                                 2%
                         7+                                                0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

-        Any prior or existing relationship with us will be considered.
         Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.


We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks.

         Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.


MORTALITY AND EXPENSE RISKS CHARGE



         For information on mortality and expense risks charges for Ven 1 contracts see Appendix G.


         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risks charge is not assessed against the fixed account investment options. We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS


         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.5% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.


                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although we do not control the investments of the Trust or the Merrill Variable Funds, we expect that the Trust and the Merrill Variable Funds will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.


         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS


         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals prior to age 59-1/2 may incur a 10% IRS penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         -        received on or after the contract owner reaches age 59-1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.



Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.


QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may bemade, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.


         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59-1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.


         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) hardship distributions as defined in the tax law.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS



         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.



         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").



         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.



         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.



         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.



         See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.


FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income tax payments.

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA


         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.



         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES


         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust or Merrill Variable Funds portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS


         Manufacturers Securities Services, LLC ('MSS"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS, located at 73 Tremont Street, Boston, Massachusetts 02108, also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). MSS has entered into a non-exclusive promotional agent agreement with Manulife Wood Logan, Inc. ("MANULIFE WOOD LOGAN"). Manulife Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Manulife Wood Logan is an indirect wholly owned subsidiary of MFC. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Manulife Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Manulife Wood Logan will prepare sales and promotional materials for our approval.


CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES


         The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.


CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

         We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

         As stated above under "Merrill Variable Funds", we will vote shares of the Trust portfolios and the Merrill Variable Funds held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.


REINSURANCE ARRANGEMENTS



         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and GRIP.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:


         Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.


         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

         Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.


         Annuity Service Office - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.


         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

         Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

         Contract Date - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Group Holder - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. Currently, there are forty-one variable and five fixed investment options under the contract.

         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

         Net Purchase Payment - The purchase payment less the amount of premium tax.

         Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed. The maximum issue age is 85.

         Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.


         Portfolio - A separate investment portfolio of the Trust or the Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.


         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Certificates - Certificates issued under qualified contracts.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.


         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.


         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR
                    CONTRACTS DESCRIBED IN THIS PROSPECTUS(1)



                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                                                     UNIT VALUE              UNIT VALUE          NUMBER OF UNITS     NUMBER OF UNITS
SUB-ACCOUNT                                      AT START OF YEAR(2)       AT END OF YEAR         AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997                                               $12.500000              $ 8.180904              461,452.138         74,344.781
  1998                                                 8.180904                7.695249              755,538.125        157,041.182
  1999                                                 7.695249               12.359297            2,290,228.806        516,973.155
Science & Technology
  1997                                               $12.500000              $13.647195            1,643,020.899        385,384.991
  1998                                                13.647195               14.381705            1,766,701.306        733,336.652
  1999                                                14.381705               37.943261            9,827,872.523      2,787,082.717
International Small Cap
  1996                                               $12.500000              $13.493094            2,508,877.311        265,493.981
  1997                                                13.493094               13.410016            3,471,789.485        411,567.524
  1998                                                13.410016               14.792077            3,364,323.347        445,595.774
  1999                                                14.792077               26.974754            3,104,142.787        590,286.471
Aggressive Growth
  1997                                               $12.500000              $12.327066            1,855,271.120        347,682.217
  1998                                                12.327066               12.680777            2,204,988.070        413,146.923
  1999                                                12.680777               16.628126            3,175,556.947        642,031.433
Emerging Small Company
  1997                                               $12.500000              $14.574077            1,261,104.634        211,397.254
  1998                                                14.574077               14.381705            1,766,701.306        346,289.470
  1999                                                14.381705               24.610648            2,282,640.849        391,924.052
Small Company Blend
  1999                                               $12.500000              $15.922213            1,081,325.431        236,863.814
Mid Cap Growth
  1996                                               $12.500000              $13.215952            4,970,485.965        684,451.580
  1997                                                13.215952               15.020670            7,199,403.308      1,150,785.107
  1998                                                15.020670               19.002856            8,705,899.524      1,409,072.931
  1999                                                19.002856               27.113084            9,777,264.740      1,841,074.862
Mid Cap Stock
  1999                                               $12.500000              $12.483520              937,955.877        199,187.406
Overseas
  1995                                               $10.000000              $10.554228            2,338,302.067        403,796.120
  1996                                                10.554228               11.718276            6,224,551.234        783,705.750
  1997                                                11.718276               11.545714            7,490,974.192      1,064,531.666
  1998                                                11.545714               12.290162            7,846,958.079      1,111,741.652
  1999                                                12.290162               17.044524            9,341,522.459      1,269,249.155
International Stock
  1997                                               $12.500000              $12.652231            1,311,720.798        204,655.753
  1998                                                12.652231               14.337171            1,682,421.588        309,081.617
  1999                                                14.337171               18.338932            2,281,283.494        439,631.206
International Value
  1999                                               $12.500000              $12.860110              962,070.937        179,717.654

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                                                     UNIT VALUE              UNIT VALUE          NUMBER OF UNITS     NUMBER OF UNITS
SUB-ACCOUNT                                      AT START OF YEAR(2)       AT END OF YEAR         AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
  1994                                               $14.381312              $14.786831              891,587.416        156,302.930
  1995                                                14.786831               20.821819            5,881,806.714        761,321.040
  1996                                                20.821819               24.664354           12,141,813.159      1,637,731.552
  1997                                                24.664354               29.002593           13,343,419.201      1,935,946.769
  1998                                                29.002593               31.289551           13,823,427.732      2,089,408.090
  1999                                                31.289551               39.416089           12,680,796.239      2,169,912.103
Small Company Value
  1997                                               $12.500000              $11.898363              620,681.436         59,637.804
  1998                                                11.898363               11.178700            2,716,433.485        363,594.336
  1999                                                11.178700               11.904646            2,227,809.455        447,851.113
Global Equity
  1994                                               $16.715126              $15.500933              951,915.210        171,668.821
  1995                                                15.500933               16.459655            3,472,776.106        583,284.547
  1996                                                16.459655               18.276450            6,625,243.867        923,612.249
  1997                                                18.276450               21.770913            8,196,104.137      1,299,904.123
  1998                                                21.770913               24.098970            9,225,007.542      1,410,900.881
  1999                                                24.098970               24.633827            8,734,027.228      1,417,111.243
Growth
  1996                                               $12.500000              $13.727312            1,629,270.725        252,538.943
  1997                                                13.727312               16.968111            3,610,591.057        639,712.776
  1998                                                16.968111               20.739989            4,904,765.089      1,046,714.538
  1999                                                20.739989               28.060585            7,961,636.213      1,786,314.584
Large Cap Growth
  1994                                               $12.538660              $12.381395              202,014.859         41,051.814
  1995                                                12.381395               14.990551              963,754.656        102,929.895
  1996                                                14.990551               16.701647            1,725,531.634        162,245.394
  1997                                                16.701647               19.614359            1,842,826.443        188,134.226
  1998                                                19.614359               23.040505            2,032,060.452        207,714.978
  1999                                                23.040505               28.465074            3,457,002.544        540,918.056
Quantitative Equity
  1997                                               $12.500000              $16.107191              634,340.601        215,077.482
  1998                                                16.107191               20.068624            1,177,427.311        600,960.185
  1999                                                20.068624               24.202942            2,895,069.542      1,393,991.081
Blue Chip Growth
  1994                                               $ 8.699511              $ 8.837480              427,027.154         67,651.751
  1995                                                 8.837480               11.026969            3,534,123.332        532,417.987
  1996                                                11.026969               13.688523            7,508,607.872      1,036,815.886
  1997                                                13.688523               17.134232           11,974,571.122      2,075,335.712
  1998                                                17.134232               21.710674           15,628,004.547      3,273,092.167
  1999                                                21.710674               25.568866           21,222,107.562      5,266,110.754
Real Estate Securities
  1997                                               $12.500000              $14.949140              961,596.983        145,941.281
  1998                                                14.949140               12.317190            1,341,124.477        239,992.320
  1999                                                12.317190               11.174188            1,134,441.161        266,405.169
Value
  1997                                               $12.500000              $15.057118            2,974,221.078        477,917.950
  1998                                                15.057118               14.591878            4,657,068.062        850,683.716
  1999                                                14.591878               13.987433            4,097,746.800        820,885.210

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                                                     UNIT VALUE              UNIT VALUE          NUMBER OF UNITS     NUMBER OF UNITS
SUB-ACCOUNT                                      AT START OF YEAR(2)       AT END OF YEAR         AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income
  1994                                               $13.239339              $13.076664              675,761.489        147,028.139
  1995                                                13.076664               16.660889            4,936,977.686        916,107.230
  1996                                                16.660889               20.178770           11,948,147.164      2,035,385.742
  1997                                                20.178770               26.431239           17,029,624.733      3,295,978.088
  1998                                                26.431239               32.976967           21,547,089.791      4,330,884.038
  1999                                                32.976967               38.655938           27,232,378.764      5,915,996.753
U.S. Large Cap Value
  1999                                               $12.500000              $12.721279            3,353,379.148      1,016,576.242
Equity-Income
  1994                                               $11.375744              $11.107620              747,374.695        147,434.130
  1995                                                11.107620               13.548849            4,453,647.654        816,934.091
  1996                                                13.548849               16.011513           12,141,813.159      1,486,734.204
  1997                                                16.011513               20.479412           13,420,571.870      2,237,941.970
  1998                                                20.479412               22.054902           15,001,075.906      2,680,312.794
  1999                                                22.054902               22.487758           13,946,555.915      2,908,844.039
Income & Value
  1994                                               $12.522239              $12.396295              462,460.272         98,925.767
  1995                                                12.396295               14.752561            2,139,216.556        312,206.344
  1996                                                14.752561               15.995076            3,599,312.544        518,913.471
  1997                                                15.995076               18.276161            3,631,403.547        675,599.424
  1998                                                18.276161               20.742457            3,813,045.822        696,068.359
  1999                                                20.742457               22.230152            5,286,263.515      1,002,438.443
Balanced
  1997                                               $12.500000              $14.609853              761,001.508        102,157.738
  1998                                                14.609853               16.459454            2,088,848.755        363,163.201
  1999                                                16.459454               15.962370            2,427,979.502        569,650.577
High Yield
  1997                                               $12.500000              $13.890491            1,854,776.096        338,419.694
  1998                                                13.890491               14.078376            3,005,790.085      1,031,379.259
  1999                                                14.078376               14.993652            3,643,194.244        890,597.699
Strategic Bond
  1994                                               $10.192707              $ 9.965972              191,924.981         17,448.655
  1995                                                 9.965972               11.716972            1,392,653.448        276,219.578
  1996                                                11.716972               13.250563            4,418,383.860        696,578.665
  1997                                                13.250563               14.500997            6,763,049.841      1,080,748.752
  1998                                                14.500997               14.486687            7,710,787.567      1,416,430.202
  1999                                                14.486687               14.602672            6,553,164.268      1,339,642.588
Global Bond
  1994                                               $14.734788              $14.630721              194,131.021         46,005.023
  1995                                                14.630721               17.772344              952,156.169        117,694.301
  1996                                                17.772344               19.803954            1,613,888.548        194,577.024
  1997                                                19.803954               20.104158            1,767,579.789        242,752.181
  1998                                                20.104158               21.333144            1,753,775.159        224,934.824
  1999                                                21.333144               19.632749            1,681,756.979        220,123.815
Total Return
  1999                                               $12.500000              $12.255674            1,966,111.227        532,638.870

                                                                                                INDIVIDUAL CONTRACT  GROUP CONTRACT
                                                     UNIT VALUE              UNIT VALUE          NUMBER OF UNITS     NUMBER OF UNITS
SUB-ACCOUNT                                      AT START OF YEAR(2)       AT END OF YEAR         AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
  1994                                               $14.307698              $14.216516              128,932.292         15,254.616
  1995                                                14.216516               16.751499              889,906.187        118,436.044
  1996                                                16.751499               16.943257            1,828,328.994        276,418.440
  1997                                                16.943257               18.336912            2,353,565.854        407,957.213
  1998                                                18.336912               19.660365            3,418,019.452        713,485.329
  1999                                                19.660365               19.039807            4,121,780.333        945,643.907
Diversified Bond
  1994                                               $12.478545              $12.298940              128,525.165         33,929.162
  1995                                                12.298940               14.320582              716,489.411        127,957.567
  1996                                                14.320582               15.113142            1,281,095.343        174,512.432
  1997                                                15.113142               16.607511            1,606,748.573        214,321.762
  1998                                                16.607511               18.125951            1,593,867.820        287,507.011
  1999                                                18.125951               18.002047            1,672,203.394        337,466.500
U.S. Government Securities
  1994                                               $14.188969              $14.111357              231,053.897         14,981.455
  1995                                                14.111357               16.083213            1,744,509.872        136,450.591
  1996                                                16.083213               16.393307            2,512,596.677        299,784.238
  1997                                                16.393307               17.535478            2,636,669.504        377,170.452
  1998                                                17.535478               18.587049            3,474,578.886        595,649.153
  1999                                                18.587049               18.286918            3,976,168.438        778,189.875
Money Market
  1994                                               $13.453100              $13.623292              870,982.381         57,620.649
  1995                                                13.623292               14.190910            3,204,791.061        218,876.370
  1996                                                14.190910               14.699636            5,629,209.351        436,831.126
  1997                                                14.699636               15.241915            8,474,412.668        751,417.909
  1998                                                15.241915               15.794513           10,765,582.009      1,464,550.126
  1999                                                15.794513               16.291417           19,654,749.306      3,445,219.284
Lifestyle Aggressive 1000
  1997                                               $12.500000              $13.669625            1,463,426.964        621,262.575
  1998                                                13.669625               14.134419            2,230,662.753        506,567.762
  1999                                                14.134419               15.974195            1,662,582.560        442,019.643
Lifestyle Growth 820
  1997                                               $12.500000              $14.033299            6,430,704.073      1,246,305.915
  1998                                                14.033299               14.696667           10,008,771.513      2,128,963.458
  1999                                                14.696667               16.893101            8,132,071.983      1,819,617.211
Lifestyle Balanced 640
  1997                                               $12.500000              $14.066417            5,943,640.615        964,581.576
  1998                                                14.066417               14.664362           10,319,807.162      2,042,016.557
  1999                                                14.664362               16.257312            7,959,999.081      1,803,079.849
Lifestyle Moderate 460
  1997                                               $12.500000              $14.016704            1,534,133.462         245,410.54
  1998                                                14.016704               15.171965            3,266,162.755        715,352.758
  1999                                                15.171965               16.142259            3,282,727.901        785,340.030
Lifestyle Conservative 280
  1997                                               $12.500000              $13.825120              600,120.072        129,160.895
  1998                                                13.825120               15.025549            1,754,059.436        450,163.851
  1999                                                15.025549               15.439823            2,079,082.620        508,054.883

                                                                                                INDIVIDUAL CONTRACT  GROUP CONTRACT
                                                     UNIT VALUE              UNIT VALUE          NUMBER OF UNITS     NUMBER OF UNITS
SUB-ACCOUNT                                      AT START OF YEAR(2)       AT END OF YEAR         AT END OF YEAR      AT END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus
  1997                                               $12.500000              $27.655848                3,107.949          5,349.303
  1998                                                27.655848               25.494200               23,981.023         14,178.088
  1999                                                25.494200               33.685273               50,401.853         31,472.859
Merrill Lynch Basic Value Focus
  1997                                               $12.500000              $15.792005               14,893.523          6,541.426
  1998                                                15.792005               17.018200               92,740.889         74,371.966
  1999                                                17.018200               20.300779              309,413.366        329,427.661
Merrill Lynch Developing Capital Markets Focus
  1997                                               $12.500000              $ 9.191866                2,694.632            763.637
  1998                                                 9.191866                6.389100               29,568.171          4,390.133
  1999                                                 6.389100               10.419795                    0.000              0.000



(1)For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.



(2)Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:


     -    Overseas Trust where units were first credited on January 9, 1995,

     - Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996,

     -    Growth Trust where units were first credited on July 15, 1996,

     - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

     - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,


     - Small Company Value Trust where units were first credited on October 1, 1997;



     - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997; and



     - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


     CONTRACT           HYPOTHETICAL               FREE                                         WITHDRAWAL
       YEAR               CONTRACT              WITHDRAWAL            PAYMENTS                    CHARGE
                            VALUE                 AMOUNT             LIQUIDATED
                                                                                        --------------------------
                                                                                        PERCENT             AMOUNT
------------------------------------------------------------------------------------------------------------------
        2                  55,000                 5,000(a)             50,000              6%                3,000
        4                  50,500                 5,000(b)             45,500              5%                2,275
        6                  60,000                10,000(c)             50,000              3%                1,500
        8                  70,000                20,000(d)             50,000              0%                    0


----------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

      HYPOTHETICAL       PARTIAL WITHDRAWAL         FREE                                       WITHDRAWAL
        CONTRACT              REQUESTED          WITHDRAWAL          PAYMENTS                    CHARGE
         VALUE                                     AMOUNT           LIQUIDATED
                                                                                      ----------------------------
                                                                                      PERCENT               AMOUNT
------------------------------------------------------------------------------------------------------------------
         65,000                 2,000             15,000(a)               0              5%                    0
         49,000                 5,000              3,000(b)           2,000              5%                  100
         52,000                 7,000              4,000(c)           3,000              5%                  150
         44,000                 8,000                  0(d)           8,000              5%                  400

----------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals
         ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000.
         Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                                               TAX RATE

                                                                QUALIFIED                  NON-QUALIFIED
STATE                                                           CONTRACTS                    CONTRACTS
CALIFORNIA...........................................             0.50%                        2.35%
DISTRICT OF COLUMBIA.................................             2.25%                        2.25%
MAINE................................................             0.00%                        2.00%
NEVADA...............................................             0.00%                        3.50%
PUERTO RICO..........................................             1.00%                        1.00%
SOUTH DAKOTA*........................................             0.00%                        1.25%
WEST VIRGINIA........................................             1.00%                        1.00%
WYOMING..............................................             0.00%                        1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E


                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all certificates issued in Pennsylvania on or after August 9, 1994 the maximum maturity age based upon the issue age of the annuitant is as follows:

                     ISSUE AGE                MAXIMUM MATURITY AGE
                     70 or less                         85
                     71-75                              86
                     76-80                              88
                     81-85                              90
                     86-90                              93
                     91-93                              96
                     94-95                              98
                     96-97                              99
                     98-99                             101
                     100-101                           102
                     102                               103
                     103                               104
                     104                               105
                     105                               106



         It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age
86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

         If certificates are issued with annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX F

                    PRIOR CONTRACTS-VEN 7 AND VEN 8 CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 7" contracts), which were sold during the period from August, 1989 until April, 1999. The Company also has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("VEN 8" contracts) which were sold during the period from September, 1992 until February, 1995. Ven 7 contracts and Ven 8 contracts are collectively referred to as "prior contracts."

         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS

         The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investments options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

         For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

         The withdrawal charge assessed under the prior contracts is as follows:

         If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

         2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                  NUMBER OF COMPLETE YEARS           WITHDRAWAL CHARGE
                PURCHASE PAYMENT IN CONTRACT            PERCENTAGE
                             0                              6%
                             1                              6%
                             2                              5%
                             3                              4%
                             4                              3%
                             5                              2%
                             6+                             0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

         5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

         Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

         Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

         For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

         Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

         Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

         The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

         In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

         The Ven 8 contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 7 and Ven 8 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES


                       Ven 7 Contract and Ven 8 Contracts



                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997                                               $12.500000               $ 8.180904            202,690.129         18,049.496
  1998                                                 8.180904                 7.695249            257,642.215         33,443.232
  1999                                                 7.695249                12.359297            793,161.545         43,912.790
Science & Technology
  1997                                               $12.500000               $13.647195          1,305,934.962         68,696.549
  1998                                                13.647195                19.287390          1,617,336.664         51,857.405
  1999                                                19.287390                37.943261          3,979,041.339        221,600.907
International Small Cap
  1996                                               $12.500000               $13.493094              3,114,351        265,493.981
  1997                                                13.493094                13.410016          2,651,586.537        148,139.543
  1998                                                13.410016                14.792077          2,163,174.786        129,455.789
  1999                                                14.792077                26.974754          1,542,194.298        104,735.511
Aggressive Growth
  1997                                               $12.500000               $12.327066          1,038,009.080         33,654.601
  1998                                                12.327066                12.680777          1,062,500.981         26,911.837
  1999                                                12.680777                16.628126            771,427.677         16,508.243
Emerging Small Company
  1997                                               $12.500000               $14.574077            901,316.946         29,183.460
  1998                                                14.574077                14.381705            790,646.519         37,409.681
  1999                                                14.381705                24.610648            656,180.906         32,066.485
Small Company Blend
  1999                                               $12.500000               $15.922213            188,821.129          9,393.635
Mid Cap Growth
  1996                                               $12.500000               $13.215952              5,250,942        293,815.378
  1997                                                13.215952                15.020670          5,346,448.712        362,356.638
  1998                                                15.020670                19.002856          5,016,440.634        295,990.876
  1999                                                19.002856                27.113084          4,463,362.220        300,812.535
Mid Cap Stock
  1999                                               $12.500000               $12.483520            144,800.795          3,955.925
Overseas
  1995                                               $10.000000               $10.554228              4,340,859        100,475.374
  1996                                                10.554228                11.718276              6,310,744        223,718.019
  1997                                                11.718276                11.545714          5,349,536.965        216,124.371
  1998                                                11.545714                12.290162          4,432,702.921        171,735.816
  1999                                                12.290162                17.044524          4,475,257.272        187,758.568
International Stock
  1997                                               $12.500000               $12.652231            767,902.981         18,313.864
  1998                                                12.652231                14.337171            872,309.188         32,399.767
  1999                                                14.337171                18.338932            856,082.103         37,959.368
International Value
  1999                                               $12.500000                12.860110            247,737.092          6,511.057

                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
  1989                                               $ 9.695125               $12.208846              1,443,222                N/A
  1990                                                12.208846                10.618693              1,044,365                N/A
  1991                                                10.618693                12.349952              3,238,479                N/A
  1992                                                12.349952                13.143309             10,082,924        122,807.657
  1993                                                13.143309                15.075040             18,691,511      1,315,253.114
  1994                                                15.075040                14.786831             27,046,973      1,958,082.571
  1995                                                14.786831                20.821819             31,264,936      2,278,573.962
  1996                                                20.821819                24.664354             30,156,559      2,007,082.996
  1997                                                24.664354                29.002593         25,510,715.815      1,794,644.944
  1998                                                29.002593                31.289551         21,305,320.808      1,510,219.114
  1999                                                31.289551                39.416089         15,439,016.167      1,082,398.774
Small Company Value
  1997                                               $12.500000               $11.898363            476,303.358         21,030.641
  1998                                                11.898363                11.178700          1,076,348.860         78,803.707
  1999                                                11.178700                11.904646            628,841.839         32,204.568
Global Equity
  1989                                               $10.038462               $12.259530              1,599,855                N/A
  1990                                                12.259530                10.827724              3,216,667                N/A
  1991                                                10.827724                12.044260              4,968,734                N/A
  1992                                                12.044260                11.790318              7,560,807                N/A
  1993                                                11.790318                15.450341             18,493,192         28,203.763
  1994                                                15.450341                15.500933             28,273,754        985,277.929
  1995                                                15.500933                16.459655             25,947,632      2,268,423.350
  1996                                                16.459655                18.276450             23,363,742      2,132,127.330
  1997                                                18.276450                21.770913         21,385,412.929      1,785,966.081
  1998                                                21.770913                24.098970         18,732,868.459      1,662,176.913
  1999                                                24.098970                24.633827         13,761,625.657        880,498.618
Growth
  1996                                               $12.500000               $13.727312              1,704,337         98,424.809
  1997                                                13.727312                16.968111          2,322,586.639        276,494.410
  1998                                                16.968111                20.739989          2,680,920.564        312,422.972
  1999                                                20.739989                28.060585          3,381,916.343        359,200.422
Large Cap Growth
  1989                                               $10.000000               $ 9.824046              7,476,667                N/A
  1990                                                 9.824046                 8.982210              3,434,253                N/A
  1991                                                 8.982210                10.891189              5,038,265                N/A
  1992                                                10.891189                11.623893              6,990,120         21,660.089
  1993                                                11.623893                12.642493              8,147,578        244,300.482
  1994                                                12.642493                12.381395              9,915,078        395,864.362
  1995                                                12.381395                14.990551              9,004,834        422,911.593
  1996                                                14.990551                16.701647              7,824,895        365,478.331
  1997                                                16.701647                19.614359          6,709,014.040        297,611.885
  1998                                                19.614359                23.040505          5,731,041.572        263,252.867
  1999                                                23.040505                28.465074          4,877,735.748        193,065.415
Quantitative Equity
  1997                                               $12.500000               $16.107191            445,182.268         32,343.397
  1998                                                16.107191                20.068624            665,281.935        118,250.658
  1999                                                20.068624                24.202942          1,173,701.112        247,925.487

                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
  1992                                               $10.000000               $ 9.923524              2,614,367         58,049.495
  1993                                                 9.923524                 9.413546              8,733,734        707,931.534
  1994                                                 9.413546                 8.837480             12,682,151      1,001,113.147
  1995                                                 8.837480                11.026969             16,013,892      1,257,014.677
  1996                                                11.026969                13.688523             16,253,601      1,223,305.806
  1997                                                13.688523                17.134232         17,295,177.170      1,282,330.299
  1998                                                17.134232                21.710674         17,573,508.266      1,215,750.879
  1999                                                21.710674                25.568866         14,769,723.596      1,009,027.626
Real Estate Securities
  1997                                               $12.500000               $14.949140            686,708.699         46,874.008
  1998                                                14.949140                12.317190            754,054.780         34,312.778
  1999                                                12.317190                11.174188            478,025.852         21,897.237
Value
  1997                                               $12.500000               $15.057118          1,318,055.200         41,009.600
  1998                                                15.057118                14.591878          1,527,294.910         63,015.329
  1999                                                14.591878                13.987433          1,016,190.620         33,131.860
Growth & Income
  1991                                               $10.874875               $10.973500              3,689,377                N/A
  1992                                                10.973500                11.927411              8,573,365        149,476.889
  1993                                                11.927411                12.893007             16,816,664      1,610,454.400
  1994                                                12.893007                13.076664             22,827,949      2,142,828.604
  1995                                                13.076664                16.660889             25,312,482      2,230,320.953
  1996                                                16.660889                20.178770             26,519,026      2,214,190.721
  1997                                                20.178770                26.431239         26,673,244.207      2,165,598.782
  1998                                                26.431239                32.976967         25,345,937.545      2,080,116.646
  1999                                                32.976967                38.655938         21,724,906.926      1,658,402.984
U.S. Large Cap Value
  1999                                               $12.500000               $12.721279            700,912.203        112,084.809
Equity-Income
  1993                                               $10.000000               $11.175534              5,061,871        715,700.792
  1994                                                11.175534                11.107620             13,006,071      1,432,473.155
  1995                                                11.107620                13.548849             16,254,844      1,741,975.072
  1996                                                13.548849                16.011513             17,199,292      1,661,006.752
  1997                                                16.011513                20.479412         17,462,811.390      1,587,287.165
  1998                                                20.479412                22.054902         15,497,119.733      1,285,717.071
  1999                                                22.054902                22.487758         11,326,571.148        943,535.476
Income & Value
  1989                                               $10.000000               $ 9.973206              2,137,590                N/A
  1990                                                 9.973206                 9.221559             11,521,935                N/A
  1991                                                 9.221559                11.023964             15,739,307                N/A
  1992                                                11.023964                11.772128             21,949,044        120,020.418
  1993                                                11.772128                12.775798             30,338,231      1,245,900.794
  1994                                                12.775798                12.396295             31,579,176      1,690,801.919
  1995                                                12.396295                14.752561             28,508,685      1,435,414.191
  1996                                                14.752561                15.995076             23,443,602      1,266,755.972
  1997                                                15.995076                18.276161         19,090,743.242      1,089,331.565
  1998                                                18.276161                20.742457         16,167,380.942        942,806.968
  1999                                                20.742457                22.230152         13,121,257.531        700,774.704

                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Balanced
  1997                                               $12.500000               $14.609853            277,653.746          3,333.690
  1998                                                14.609853                16.459454            628,355.898         28,116.364
  1999                                                16.459454                15.962370            619,318.604         28,876.823
High Yield
  1997                                               $12.500000               $13.890491            948,500.843         59,072.119
  1998                                                13.890491                14.078376          1,368,850.143        276,718.210
  1999                                                14.078376                14.996652          1,225,725.480        170,914.927
Strategic Bond
  1993                                               $10.000000               $10.750617              3,628,986        381,406.287
  1994                                                10.750617                 9.965972              6,059,065        564,406.390
  1995                                                 9.965972                11.716972              6,153,987        682,547.892
  1996                                                11.716972                13.250563              7,575,451        797,845.050
  1997                                                13.250563                14.500997          8,237,089.984        763,855.628
  1998                                                14.500997                14.486687          7,209,536.107        636,763.947
  1999                                                14.486687                14.602672          4,921,990.805        371,500.948
Global Bond
  1989                                               $10.097842               $10.404562                300,163                N/A
  1990                                                10.404562                11.642912                503,123                N/A
  1991                                                11.642912                13.302966              1,406,253                N/A
  1992                                                13.302966                13.415849              3,990,936         56,786.509
  1993                                                13.415849                15.741586              9,235,552        745,370.831
  1994                                                15.741586                14.630721             10,820,359        694,644.982
  1995                                                14.630721                17.772344              9,377,776        586,608.921
  1996                                                17.772344                19.803954              8,200,560        494,576.435
  1997                                                19.803954                20.104158          6,513,293.863        436,440.899
  1998                                                20.104158                21.333144          5,273,156.315        332,252.339
  1999                                                21.333144                19.632749          3,733,654.686        197,083.582
Total Return
  1999                                               $12.500000               $12.255674            954,263.320         11,408.603
Investment Quality Bond
  1989                                               $10.937890               $12.008936              1,924,256                N/A
  1990                                                12.008936                11.517610                226,591                N/A
  1991                                                11.517610                13.183268              1,133,721                N/A
  1992                                                13.183268                13.936240              2,633,165         59,746.432
  1993                                                13.936240                15.118716              4,666,274        319,417.770
  1994                                                15.118716                14.216516              5,662,391        384,804.353
  1995                                                14.216516                16.751499              5,445,294        371,328.627
  1996                                                16.751499                16.943257              4,762,551        361,839.590
  1997                                                16.943257                18.336912          4,300,212.219        291,735.510
  1998                                                18.336912                19.660365          4,399,381.497        275,771.075
  1999                                                19.660365                19.039807          3,220,243.949        172,770.532

                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
  1989                                               $10.000000               $10.052759             11,861,277                N/A
  1990                                                10.052759                 9.531831              5,005,473                N/A
  1991                                                 9.531831                11.166459              6,075,773                N/A
  1992                                                11.166459                11.821212              9,218,954        415,991.541
  1993                                                11.821212                12.705196             12,271,114         56,414.765
  1994                                                12.705196                12.298940             11,519,563        330,900.271
  1995                                                12.298940                14.320582             10,207,673        478,239.388
  1996                                                14.320582                15.113142              8,273,488        325,608.369
  1997                                                15.113142                16.607511          6,909,670.281        340,682.860
  1998                                                16.607511                18.125951          5,645,171.500        328,807.796
  1999                                                18.125951                18.002047          4,133,997.111        189,308.060
U.S. Government Securities
  1990                                               $10.826483               $11.596537                515,572                N/A
  1991                                                11.596537                13.037076              1,496,429                N/A
  1992                                                13.037076               13.651495               7,034,773        212,815.440
  1993                                                13.651495                14.490734             11,566,348        783,550.472
  1994                                                14.490734                14.111357              9,903,906        585,709.535
  1995                                                14.111357                16.083213              8,402,470        494,142.862
  1996                                                16.083213                16.393307              6,673,517        390,696.559
  1997                                                16.393307                17.535478          5,731,746.842        345,437.781
  1998                                                17.535478                18.587049          6,037,662.192        511,322.750
  1999                                                18.587049                18.286918          4,840,847.723        244,511.446
Money Market
  1989                                               $10.865066               $11.634481              1,480,696                N/A
  1990                                                11.634481                12.364687              2,465,280                N/A
  1991                                                12.364687                12.890414              3,340,971                N/A
  1992                                                12.890414                13.137257              4,636,753         28,928.622
  1993                                                13.137257                13.303085              7,413,316        331,225.229
  1994                                                13.303085                13.623292             12,741,277      1,079,557.666
  1995                                                13.623292                14.190910              9,721,732        530,610.979
  1996                                                14.190910                14.699636             10,149,260        846,105.590
  1997                                                14.699636                15.241915          8,439,006.345        454,080.933
  1998                                                15.241915                15.794513         10,066,886.519        620,206.714
  1999                                                15.794513                16.291417         13,503,057.087        727,778.444
Lifestyle Aggressive 1000
  1997                                               $12.500000               $13.669625            718,339.885         19,900.057
  1998                                                13.669625                14.134419            735,429.380            530.690
  1999                                                14.134419                15.974195            379,259.077              0.009
Lifestyle Growth 820
  1997                                               $12.500000               $14.033299          2,724,148.772         60,974.946
  1998                                                14.033299                14.696667          2,662,118.220         51,939.327
  1999                                                14.696667                16.893101          1,512,075.657         46,181.518
Lifestyle Balanced 640
  1997                                               $12.500000               $14.066417          1,897,381.650         59,780.667
  1998                                                14.066417                14.664362          2,114,618.283         27,550.486
  1999                                                14.664362                16.257312          1,238,095.287         21,405.783
Lifestyle Moderate 460
  1997                                               $12.500000               $14.016704            679,087.722              0.000
  1998                                                14.016704                15.171965            951,771.442              0.000
  1999                                                15.171965                16.142259            783,511.305              0.000

                                                     UNIT VALUE               UNIT VALUE           NUMBER OF UNITS AT END OF YEAR
SUB-ACCOUNT                                       AT START OF YEAR*         AT END OF YEAR            VEN 7              VEN 8
----------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997                                               $12.500000               $13.825120            162,279.781         88,291.620
  1998                                                13.825120                15.025549            508,786.268         60,866.728
  1999                                                15.025549                15.439823            438,604.104         57,572.279
Merrill Lynch Special Value Focus
  1997                                               $12.500000               $27.655848                506.421                N/A
  1998                                                27.655848                25.494200                111.241                N/A
  1999                                                25.494200                33.685273                110.706                N/A
Merrill Lynch Basic Value Focus
  1997                                               $12.500000               $15.792005                596.419                N/A
  1998                                                15.792005                17.018200             10,623.274                N/A
  1999                                                17.018200                20.300779             11,769.295                N/A
Merrill Lynch Developing Capital Markets Focus
  1997                                               $12.500000               $ 9.191866                  0.002                N/A
  1998                                                 9.191866                 6.389118                  0.000                N/A
  1999                                                 6.389118                10.419795                  0.000                N/A


* Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:

          - Growth & Income Trust where units were first credited on April 23, 1991,

          - Blue Chip Growth Trust where units were first credited on December 11, 1992,

          - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

          - Overseas Trust where units were first credited on January 9, 1995,

          - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

          -    Growth Trust where units were first credited on July 15, 1996,

          - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

          - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,


          - Small Company Value Trust where units were first credited on October 1, 1997;



          - Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund; and



          - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX G

                    PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS


         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.


         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

                  NUMBER OF COMPLETE YEARS         WITHDRAWAL CHARGE
                     PURCHASE PAYMENT IN              PERCENTAGE
                          CONTRACT
                             0                            5%
                             1                            5%
                             2                            5%
                             3                            5%
                             4                            5%
                             5+                           0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE..................................................     $  30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................      1.30%

Total Separate Account Annual Expenses...............................      1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................      1.25%
Administration fee - asset based.....................................      0.15%

Total Separate Account Annual Expenses...............................      1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period


TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Mid Cap Blend.......................     $70              $121              $173             $263
Investment Quality Bond.............      68               117               166              249
Money Market........................      66               111               154              226


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Mid Cap Blend ......................     $23              $72               $123             $263
Investment Quality Bond.............      22               67                116              249
Money Market........................      20               61                104              226



                                 Ven 3 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $72              $129              $188             $293
Science & Technology................      73               131               190              298
International Small Cap.............      75               137               201              318
Aggressive Growth...................      73               130               189              295
Emerging Small Company..............      73               130               188              294
Small Company Blend.................      74               135               197              311
Mid Cap Growth......................      72               127               183              284
Mid Cap Stock.......................      72               127               184              285
Overseas............................      73               132               193              303
International Stock.................      74               133               195              307
International Value.................      74               133               194              305
Mid Cap Blend.......................      71               124               178              273

TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Small Company Value.................     74               133               193              304
Global Equity.......................     72               128               185              288
Growth..............................     70               123               177              272
Large Cap Growth....................     71               126               181              280
Quantitative Equity.................     69               119               170              258
Blue Chip Growth....................     71               124               179              275
Real Estate Securities..............     69               120               171              259
Value...............................     70               123               176              269
Growth & Income.....................     70               121               172              262
U.S. Large Cap Value................     71               125               180              277
Equity-Income.......................     71               124               179              276
Income & Value......................     70               123               176              270
Balanced............................     70               123               176              269
High Yield..........................     70               122               174              266
Strategic Bond......................     70               123               176              269
Global Bond.........................     71               126               181              280
Total Return........................     70               122               174              266
Investment Quality Bond.............     69               120               171              259
Diversified Bond....................     70               122               174              266
U.S. Government Securities..........     69               118               168              254
Money Market........................     67               113               160              236
Lifestyle Aggressive 1000...........     73               130               189              295
Lifestyle Growth 820................     72               128               185              287
Lifestyle Balanced 640..............     71               125               181              279
Lifestyle Moderate 460..............     71               124               179              275
Lifestyle Conservative 280..........     70               122               175              268


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $26              $81               $138             $293
Science & Technology................      27               82                140              298
International Small Cap.............      29               88                151              318
Aggressive Growth...................      26               81                139              295
Emerging Small Company..............      26               81                138              294
Small Company Blend.................      28               86                147              311
Mid Cap Growth......................      25               78                133              284
Mid Cap Stock.......................      25               78                134              285
Overseas............................      27               84                143              303
International Stock.................      28               85                145              307
International Value.................      27               84                144              305
Mid Cap Blend.......................      24               75                128              273
Small Company Value.................      27               84                143              304
Global Equity.......................      26               79                135              288
Growth..............................      24               74                127              272
Large Cap Growth....................      25               77                131              280
Quantitative Equity.................      23               70                120              258
Blue Chip Growth....................      24               75                129              275
Real Estate Securities..............      23               71                121              259
Value...............................      24               74                126              269
Growth & Income.....................      23               71                122              262
U.S. Large Cap Value................      25               76                130              277
Equity-Income.......................      25               75                129              276
Income & Value......................      24               74                126              270
Balanced............................      24               74                126              269
High Yield..........................      24               73                124              266

PORTFOLIO                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------
Strategic Bond......................     24                74               126              269
Global Bond.........................     25                77               131              280
Total Return........................     24                72               124              266
Investment Quality Bond.............     23                71               121              259
Diversified Bond....................     24                73               124              266
U.S. Government Securities..........     22                69               118              254
Money Market........................     21                64               110              236
Lifestyle Aggressive 100............     27                81               139              295
Lifestyle Growth 820................     26                79               135              287
Lifestyle Balanced 640..............     25                76               131              279
Lifestyle Moderate 460..............     24                75               129              275
Lifestyle Conservative 280..........     24                73               125              268


INVESTMENT OPTIONS


         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the thirty-eight sub-accounts of the Variable Account are available for the investment of contract values, namely, the Mid Cap Blend Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.


WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge.

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge.

         The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES


         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed by the Company and 0.5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.


DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts


                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997                                            $12.500000            $ 8.180904                  10,161.117
  1998                                              8.180904              7.695249                   9,792.536
  1999                                              7.695249             12.359297                  76,285.402
Science & Technology
  1997                                            $12.500000            $13.647195                  40,748.263
  1998                                             13.647195             19.287390                  62,323.985
  1999                                             19.287390             37.943261                 157,003.091
International Small Cap
  1996                                            $12.500000            $13.493094                 227,222.471
  1997                                             13.493094             13.410016                 169,875.665
  1998                                             13.410016             14.792077                 114,166.793
  1999                                             14.792077             26.974754                 111,479.478
Aggressive Growth
  1997                                            $12.500000            $12.327066                  49,468.887
  1998                                             12.327066             12.680777                  17,454.293
  1999                                             12.680777             16.628126                  27,500.926
Emerging Small Company
  1997                                            $12.500000            $14.574077                  16,351.863
  1998                                             14.574077             14.381705                  28,130.114
  1999                                             14.381705             24.610648                  25,011.368
Small Company Blend
  1999                                            $12.500000            $15.922213                   1,485.500
Mid Cap Growth
  1996                                            $12.500000            $13.215952                 293,765.467
  1997                                             13.215952             15.020670                 272,918.809
  1998                                             15.020670             19.002856                 239,011.757
  1999                                             19.002856             27.113084                 228,968.885
Mid Cap Stock
  1999                                            $12.500000            $12.483520                   3,150.853
Overseas
  1995                                            $10.000000            $10.554228                 227,050.855
  1996                                             10.554228             11.718276                 281,119.474
  1997                                             11.718276             11.545714                 269,571.860
  1998                                             11.545714             12.290162                 193,171.660
  1999                                             12.290162             17.044524                 160,535.612
International Stock
  1997                                            $12.500000            $12.652231                  69,740.167
  1998                                             12.652231             14.337171                  63,239.603
  1999                                             14.337171             18.338932                  47,273.999
International Value
  1999                                            $12.500000            $12.860110                  17,619.635

                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Mid Cap Blend
  1987                                            $10.000000            $ 8.144663               4,242,221.369
  1988                                              8.144663              9.695125              13,563,655.062
  1989                                              9.695125             12.208846               1,443,222.778
  1990                                             12.208846             10.618693               2,192,929.561
  1991                                             10.618693             12.349952               3,748,439.163
  1992                                             12.349952             13.143309               4,354,245.114
  1993                                             13.143309             15.075040               4,165,733.576
  1994                                             15.075040             14.786831               2,684,785.345
  1995                                             14.786831             20.821819               2,572,695.681
  1996                                             20.821819             24.664354               2,196,812.816
  1997                                             24.664354             29.002593               1,634,482.536
  1998                                             29.002593             31.289551               1,382,873.088
  1999                                             31.289551             39.416089                 980,820.808
Small Company Value
  1997                                            $12.500000            $11.898363                   9,967.306
  1998                                             11.898363             11.178700                  33,137.664
  1999                                             11.178700             11.904646                  28,327.797
Global Equity
  1988                                            $10.000000            $10.038462                 187,978.790
  1989                                             10.038462             12.259530               1,599,855.768
  1990                                             12.259530             10.827724               2,578,853.673
  1991                                             10.827724             12.044260               2,395,298.635
  1992                                             12.044260             11.790318               2,262,222.969
  1993                                             11.790318             15.450341               3,100,733.209
  1994                                             15.450341             15.500933               3,543,341.154
  1995                                             15.500933             16.459655               2,642,703.724
  1996                                             16.459655             18.276450               2,070,671.367
  1997                                             18.276450             21.770913               1,665,275.671
  1998                                             21.770913             24.098970               1,219,961.932
  1999                                             24.098970             24.633827                 919,791.435
Growth
  1996                                            $12.500000            $13.727312                  79,415.926
  1997                                             13.727312             16.968111                 109,553.070
  1998                                             16.968111             20.739989                 157,427.422
  1999                                             20.739989             28.060585                 189,826.874
Large Cap Growth
  1989                                            $10.000000            $ 9.824046               7,476,667.034
  1990                                              9.824046              8.982210               6,387,718.448
  1991                                              8.982210             10.891189               6,407,235.310
  1992                                             10.891189             11.623893               6,026,587.849
  1993                                             11.623893             12.642493               5,042,331.574
  1994                                             12.642493             12.381395               3,562,197.567
  1995                                             12.381395             14.990551               2,708,444.950
  1996                                             14.990551             16.701647               2,195,447.490
  1997                                             16.701647             19.614359               1,834,275.557
  1998                                             19.614359             23.040505               1,547,923.928
  1999                                             23.040505             28.465074               1,308,404.195
Quantitative Equity
  1997                                            $12.500000            $16.107191                  14,117.858
  1998                                             16.107191             20.068624                  31,764.609
  1999                                             20.068624             24.202942                  71,460.240

                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Blue Chip Growth
  1992                                            $10.000000            $ 9.923524                 356,487.848
  1993                                              9.923524              9.413546                 586,908.649
  1994                                              9.413546              8.837480                 576,875.573
  1995                                              8.837480             11.026969                 683,051.399
  1996                                             11.026969             13.688523                 731,368.138
  1997                                             13.688523             17.134232                 706,018.373
  1998                                             17.134232             21.710674                 635,916.186
  1999                                             21.710674             25.568866                 603,923.460
Real Estate Securities
  1997                                            $12.500000            $14.949140                  38,437.470
  1998                                             14.949140             12.317190                  21,303.966
  1999                                             12.317190             11.174188                  22,615.951
Value
  1997                                            $12.500000            $15.057118                  51,361.154
  1998                                             15.057118             14.591878                  76,685.743
  1999                                             14.591878             13.987433                  35,958.384
Growth & Income
  1991                                            $10.000000            $10.973500               1,530,130.493
  1992                                             10.973500             11.927411               2,211,083.415
  1993                                             11.927411             12.893007               2,248,648.359
  1994                                             12.893007             13.076664               2,043,186.985
  1995                                             13.076664             16.660889               2,105,056.205
  1996                                             16.660889             20.178770               1,828,514.772
  1997                                             20.178770             26.431239               1,673,047.924
  1998                                             26.431239             32.976967               1,444,081.319
  1999                                             32.976967             38.655938               1,263,136.961
U.S. Large Cap Value
  1999                                            $12.500000             12.721279                  28,046.729
Equity-Income
  1993                                            $10.000000            $11.175534                 251,822.076
  1994                                             11.175534             11.107620                 562,603.632
  1995                                             11.107620             13.548849                 818,646.261
  1996                                             13.548849             16.011513                 751,884.340
  1997                                             16.011513             20.479412                 736,770.570
  1998                                             20.479412             22.054902                 583,452.241
  1999                                             22.054902             22.487758                 452,980.852
Income & Value
  1989                                            $10.000000            $ 9.973206               2,137,590.858
  1990                                              9.973206              9.221559              23,978,405.670
  1991                                              9.221559             11.023964              22,330,124.078
  1992                                             11.023964             11.772128              20,887,367.134
  1993                                             11.772128             12.775798              17,512,695.707
  1994                                             12.775798             12.396295              12,484,174.615
  1995                                             12.396295             14.752561               9,042,096.910
  1996                                             14.752561             15.995076               7,206,776.711
  1997                                             15.995076             18.276161               5,667,799.061
  1998                                             18.276161             20.742457               4,737,002.275
  1999                                             20.742457             22.230152               3,981,000.961
Balanced
  1997                                            $12.500000            $14.609853                   6,353.152
  1998                                             14.609853             16.459454                  20,822.562
  1999                                             16.459454             15.962370                  24,969.449

                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
High Yield
  1997                                            $12.500000            $13.890491                  37,067.803
  1998                                             13.890491             14.078376                 114,881.361
  1999                                             14.078376             14.993652                 117,307.157
Strategic Bond
  1993                                            $10.000000            $10.750617                 163,195.638
  1994                                             10.750617              9.965972                 181,540.594
  1995                                              9.965972             11.716972                 211,267.468
  1996                                             11.716972             13.250563                 258,026.189
  1997                                             13.250563             14.500997                 306,407.827
  1998                                             14.500997             14.486687                 430,512.235
  1999                                             14.486687             14.602672                 258,604.179
Global Bond
  1988                                            $10.000000            $10.097842                 108,831.804
  1989                                             10.097842             10.404562                 300,163.262
  1990                                             10.404562             11.642912                 470,980.068
  1991                                             11.642912             13.302966                 692,920.988
  1992                                             13.302966             13.415849                 976,794.214
  1993                                             13.415849             15.741586               1,551,958.318
  1994                                             15.741586             14.630721               1,018,783.920
  1995                                             14.630721             17.772344                 793,225.829
  1996                                             17.772344             19.803954                 648,725.739
  1997                                             19.803954             20.104158                 460,365.576
  1998                                             20.104158             21.333144                 315,284.329
  1999                                             21.333144             19.632749                 243,349.089
Total Return
  1999                                            $12.500000             12.255674                   3,533.985
Investment Quality Bond
  1987                                            $10.000000            $10.357400               2,234,030.945
  1988                                             10.357400             10.937890              10,253,483.698
  1989                                             10.937890             12.008936               1,924,256.679
  1990                                             12.008936             11.517610               1,423,403.443
  1991                                             11.517610             13.183268               1,720,219.933
  1992                                             13.183268             13.936240               1,572,065.442
  1993                                             13.936240             15.118716               1,119,425.316
  1994                                             15.118716             14.216516                 841,610.498
  1995                                             14.216516             16.751499                 734,994.414
  1996                                             16.751499             16.943257                 597,720.778
  1997                                             16.943257             18.336912                 514,787.776
  1998                                             18.336912             19.660365                 440,009.634
  1999                                             19.660365             19.039807                 345,875.870
Diversified Bond
  1989                                            $10.000000            $10.052759              11,861,277.612
  1990                                             10.052759              9.531831              10,705,080.076
  1991                                              9.531831             11.166459               8,708,253.007
  1992                                             11.166459             11.821212               7,777,630.143
  1993                                             11.821212             12.705196               6,463,981.799
  1994                                             12.705196             12.298940               4,556,265.387
  1995                                             12.298940             14.320582               3,177,786.472
  1996                                             14.320582             15.113142               2,507,618.496
  1997                                             15.113142             16.607511               1,928,258.300
  1998                                             16.607511             18.125951               1,548,492.876
  1999                                             18.125951             18.002047               1,192,638.371

                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities
  1988                                            $10.000000            $ 9.702201                  10,203.403
  1989                                              9.702201             10.826483                 300,163.430
  1990                                             10.826483             11.596537                 366,010.353
  1991                                             11.596537             13.037076                 720,491.624
  1992                                             13.037076             13.651495               1,938,232.553
  1993                                             13.651495             14.490734               1,478,270.571
  1994                                             14.490734             14.111357                 909,659.824
  1995                                             14.111357             16.083213                 954,067.593
  1996                                             16.083213             16.393307                 710,502.942
  1997                                             16.393307             17.535478                 763,521.806
  1998                                             17.535478             18.587049                 428,699.306
  1999                                             18.587049             18.286918                 330,164.260
Money Market
  1987                                            $10.000000            $10.317570                 510,079.365
  1988                                             10.317570             10.865066                 983,327.102
  1989                                             10.865066             11.634481               1,480,696.936
  1990                                             11.634481             12.364687               4,430,249.555
  1991                                             12.364687             12.890414               2,754,467.033
  1992                                             12.890414             13.137257               2,138,783.498
  1993                                             13.137257             13.303085               1,659,478.414
  1994                                             13.303085             13.623292               3,357,660.681
  1995                                             13.623292             14.190910               2,370,449.919
  1996                                             14.190910             14.699636               1,577,496.585
  1997                                             14.699636             15.241915                 778,379.937
  1998                                             15.241915             15.794513                 878,869.580
  1999                                             15.794513             16.291417                 921,421.619
Lifestyle Aggressive 1000
  1997                                            $12.500000            $13.669625                  33,037.747
  1998                                             13.669625             14.134419                  52,760.075
  1999                                             14.134419             15.974195                  27,238.895
Lifestyle Growth 820
  1997                                            $12.500000            $14.033299                 110,354.900
  1998                                             14.033299             14.696667                 129,721.317
  1999                                             14.696667             16.893101                  54,202.101
Lifestyle Balanced 640
  1997                                            $12.500000            $14.066417                  11,640.415
  1998                                             14.066417             14.664362                  51,041.225
  1999                                             14.664362             16.257312                  37,839.778
Lifestyle Moderate 460
  1997                                            $12.500000            $14.016704                   9,407.923
  1998                                             14.016704             15.171965                  25,932.897
  1999                                             15.171965             16.142259                  27,359.355

                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*      AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997                                            $12.500000            $13.825120                   9,967.306
  1998                                             13.825120             15.025549                  10,098.134
  1999                                             15.025549             15.439823                   1,718.387




* Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:

          - Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,

          - Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,

          - Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,

          - Growth & Income Trust where units were first credited on April 23, 1991,

          - Blue Chip Growth Trust where units were first credited on December 11, 1992,

          - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

          - Overseas Trust where units were first credited on January 9, 1995,

          - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

          -    Growth Trust where units were first credited on July 15, 1996,

          - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

          - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and

          - Small Company Value Trust where units were first credited on October 1, 1997.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 1 Contracts




                                                  UNIT VALUE            UNIT VALUE             NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR       AT END OF YEAR            AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Mid Cap Blend(1)
  1985                                            $10.000000            $10.734987                     385.265
  1986                                             10.734987             12.558028                   4,651.489
  1987                                             12.558028             13.248428                 179,246.825
  1988                                             13.248428             15.787546                 146,228.732
  1989                                             15.787546             19.902359                 108,382.617
  1990                                             19.902359             17.329021                  93,278.975
  1991                                             17.329021             20.176180                  88,873.664
  1992                                             20.176180             21.495619                  39,451.366
  1993                                             21.495619             24.681624                  29,876.682
  1994                                             24.681624             24.235928                  24,893.636
  1995                                             24.235928             34.164256                  18,792.722
  1996                                             34.164256             40.513296                  18,983.608
  1997                                             40.513296             47.690851                  17,422.710
  1998                                             47.690851             51.507214                  14,154.988
  1999                                             51.507214             64.954980                  12,707.403
Investment Quality Bond(2)
  1985                                            $10.000000            $10.455832                     157.237
  1986                                             10.455832             11.689643                   2,426.738
  1987                                             11.689643             11.841366                 164,289.054
  1988                                             11.841366             12.518584                 157,248.809
  1989                                             12.518585             13.759270                 113,311.078
  1990                                             13.759270             13.210721                 100,560.220
  1991                                             13.210721             15.137617                  75,660.271
  1992                                             15.137617             16.019604                  38,307.149
  1993                                             16.019604             17.397685                  25,428.550
  1994                                             17.397685             16.377174                  17,796.020
  1995                                             16.377174             19.318272                  13,340.073
  1996                                             19.318272             19.560775                  11,512.775
  1997                                             19.560775             21.192677                  10,088.494
  1998                                             21.192677             22.746879                   7,009.225
  1999                                             22.746879             22.052785                   4,129.118
Money Market(3)
  1985                                            $10.000000            $10.199136                     108.287
  1986                                             10.199136             10.647679                     116.902
  1987                                             10.647679             11.156548                  69,537.264
  1988                                             11.156548             11.761294                  40,025.230
  1989                                             11.761294             12.607783                  43,520.107
  1990                                             12.607783             13.413682                  41,671.105
  1991                                             13.413682             13.999175                  35,261.861
  1992                                             13.999175             14.282708                   9,873.140
  1993                                             14.282708             14.478685                   5,683.780
  1994                                             14.478685             14.843213                   4,598.398
  1995                                             14.843213             15.478376                   7,968.626
  1996                                             15.478376             16.050779                   5,920.354
  1997                                             16.050779             16.660935                   5,228.240
  1998                                             16.660935             17.283692                   4,497.361
  1999                                             17.283692             17.846774                   4,227.991



(1)Commencement of operations July 1, 1985



(2)Commencement of operations August 6, 1985



(3)Commencement of operations August 23, 1985

                                   APPENDIX H

                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by the Company ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix D to this Prospectus and include both Ven 7 and Ven 8 contracts.

         The Company will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   Annual Administration Fee.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                           New Contract                                      Old Contract
                           ------------                                      ------------
         Number of Complete Years                               Number of Complete
           Purchase Payments In        Withdrawal Charge          Years Purchase          Withdrawal Charge
                 Contract                  Percentage          Payments in Contract           Percentage
         --------------------------  -----------------------  ------------------------  -----------------------
                     0                        6%                       0                       6%
                     1                        6%                       1                       6%
                     2                        5%                       2                       5%
                     3                        5%                       3                       4%
                     4                        4%                       4                       3%
                     5                        3%                       5                       2%
                     6                        2%                       6+                      0%
                     7+                       0%

         3. Minimum Interest Rate to be Credited for Any Guarantee Period.

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  Group Deferred Annuity Contracts.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6. Differences Relating to the Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         ON OR AFTER:            IN THE STATES OF:
         February 1, 1999        Massachusetts


         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington



         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts


         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. Investment Options


         The New Contract provides for five fixed investment options except, Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. The Old Contract provides for three fixed investment options: one, three and six year. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

                                   APPENDIX I

                   EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by the Company. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.


         The Company will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.


         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1. Separate Account Annual Expenses; Contract Owner Transaction
Expenses


         The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:


New Contract and Ven 3 Separate Account Annual Expenses
-------------------------------------------------------
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees.............   1.25%

Administration fee - asset based............   0.15%
                                               -----
Total Separate Account Annual Expenses......   1.40%


New Contract and Ven 3 Transaction Expenses
-------------------------------------------

Annual Administration Fee...................   $30*
Dollar Cost Averaging Charge................   none

Ven 1 Separate Account Annual Expenses
--------------------------------------
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees..........  1.30%
                                           -----

Total Separate Account Annual Expenses...  1.30%

Ven 1 Transaction Expenses
--------------------------

Annual Administration Fee................  $30
Dollar Cost Averaging Charge.............  none

*For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   Withdrawal Charges.


         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                           New Contract                              Ven 3 and Ven 1 Contracts
                           ------------                              -------------------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         -------------------------- ----------------------- ------------------------ -----------------------
                     0                        6%                       0                       5%
                     1                        6%                       1                       5%
                     2                        5%                       2                       5%
                     3                        5%                       3                       5%
                     4                        4%                       4                       5%
                     5                        3%                       5                       5%
                     6                        2%                       6+                      0%
                     7+                       0%

3.  Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Ven 3 Contracts

         The minimum death benefit during the first five contract years will be equal to the greater of:

         (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

         (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

         During any subsequent five contract year period, the minimum death benefit will be the greater of:

         (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

         (b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

                  Death Benefit for Ven 1 Contracts

         The minimum death benefit is the greater of:

         (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

         (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts


         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington



         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts


         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington



         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

4.  Number of Investment Options.


         The New Contract provides for forty-six investment options (forty-one variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP, then the five fixed accounts will be offered as investment options. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. The portfolios of Merrill Variable Funds are not available for investment for Ven 3 or Ven 1 contract owners.


5.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

6.  Federal Tax Considerations.

         Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX J

             EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

         The Company will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. Separate Account and Fixed Account Expenses; Contract Owner Transaction Expenses

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses


Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              ----
Total Separate Account Annual Expenses......  1.40%


New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

Lifestyle Contract Separate Account Annual Expenses

Separate Account Annual Expenses


Mortality and Expense Risks Charge                                                   Annual Rate
                                                                                     -----------
         Charged daily as a percentage of average Variable Account Values*               0.80%
         Charged monthly as a percentage of the policy month-start
           Variable and Fixed Account Assets*                                            0.45%
                                                                                         ----
                                                                                         1.25%
Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
           Variable Account Values                                                       0.20%
                                                                                         ----
Total Separate Account Annual Expenses                                                   1.45%

Lifestyle Contract Owner Transaction Expenses

Record Keeping Charge                                                                    $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                                           $5***



*A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.


**A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

***Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2. Number of Variable Investment Options

         The Lifestyle Contract has eight variable investment options whereas the New Contract has thirty eight variable investment options.

         3. Fixed Account Investment Options


         The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4. Withdrawal Charges

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

                          Lifestyle Contract                                New Contract
                          ------------------                                ------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                Percentage          Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                    0                        8%                       0                       6%
                    1                        8%                       1                       6%
                    2                        8%                       2                       5%
                    3                        6%                       3                       5%
                    4                        4%                       4                       4%
                    5                        2%                       5                       3%
                    6+                       0%                       6                       2%
                                                                      7+                      0%


         5. Minimum Death Benefit

         Differences Between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, ManAmerica will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, ManAmerica will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which ManAmerica deposits into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary ManAmerica will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

ON OR AFTER:               IN THE STATES OF:

May 1, 1998                Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

ON OR AFTER:              IN THE STATES OF:

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon


November 1, 1999          Washington



         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

-        the contract value or

- the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

-        the contract value or

- the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


PRIOR TO:                  IN THE STATES OF:

May 1, 1998                Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998               Connecticut

July 1, 1998               Minnesota, Montana, District of Columbia

October 1, 1998            Texas

PRIOR TO:                 IN THE STATES OF:


February 1, 1999          Massachusetts


March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington



         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

-        the contract value or

- the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6. Annuity Payments

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7. Annuity Value Guarantee

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8. Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX K

   EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("MANAMERICA"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MANULIFE ANNUITY CONTRACT").

         The Company will permit an owner of an outstanding Manulife Annuity Contract to exchange the Manulife Annuity Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Manulife Annuity Contract was issued, and any purchase payment credited to the Manulife Annuity Contract will be deemed to have been credited to the New Contract on the date it was credited under the Manulife Annuity Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Manulife Annuity Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

         Manulife Annuity Contract owners interested in a possible exchange should carefully review both the Manulife Annuity Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN MANULIFE ANNUITY CONTRACT. The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE MANULIFE ANNUITY CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

         1. Separate Account Annual Expenses; Contract Owner Transaction
Expenses

         The New Contract and the Manulife Annuity Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses


Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              ----
Total Separate Account Annual Expenses......  1.40%


New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

Manulife Annuity Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses


Mortality and expense risks fees............  1.00%
Total Separate Account Annual Expenses......  1.00%



Manulife Annuity Contract Contract Owner Transaction Expenses

Annual Contract Fee.........................  $30*
Dollar Cost Averaging Charge
   (if selected and applicable).............  $5**

*An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

**Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2. Withdrawal Charges

         The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Manulife Annuity Contract and the New Contract are as follows:

                             New Contract                             Manulife Annuity Contract
                             ------------                             -------------------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                     0                        6%                       0                       8%
                     1                        6%                       1                       7%
                     2                        5%                       2                       6%
                     3                        5%                       3                       5%
                     4                        4%                       4                       4%
                     5                        3%                       5                       3%
                     6                        2%                       6                       2%
                     7+                       0%                       7                       1%
                                                                       8+                      0

         3. Number of Variable Investment Options and Fixed Account Investment Options

         The Manulife Annuity Contract has eight variable investment options whereas the New Contract has thirty eight variable investment options. The Manulife Annuity Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Manulife Annuity Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Manulife Annuity Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4. Minimum Death Benefit

         Differences Between Death Benefit of Manulife Annuity Contract and New Contract are as follows:

         Minimum Death Benefit for Manulife Annuity

         Manulife Annuity Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:               IN THE STATES OF:

         May 1, 1998                Alaska, Alabama, Arizona, Arkansas,
                                    California, Colorado, Delaware, Georgia,
                                    Hawaii, Idaho, Illinois, Indiana, Iowa,
                                    Kansas, Kentucky, Louisiana, Maine,
                                    Michigan, Mississippi, Missouri, Nebraska,
                                    Nevada, New Jersey, New Mexico, North
                                    Carolina, North Dakota, Ohio, Oklahoma,
                                    Pennsylvania, Rhode Island, South Carolina,
                                    South Dakota, Tennessee, Utah, Vermont,
                                    Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998               Connecticut

         July 1, 1998               Minnesota, Montana, District of Columbia

         October 1, 1998            Texas

         February 1, 1999           Massachusetts


         March 15, 1999             Florida, Maryland, Oregon

         November 1, 1999           Washington



         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

-        the contract value or

- the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

-        the contract value or

- the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:


         PRIOR TO:                  IN THE STATES OF:

         May 1, 1998                Alaska, Alabama, Arizona, Arkansas,
                                    California, Colorado, Delaware, Georgia,
                                    Hawaii, Idaho, Illinois, Indiana, Iowa,
                                    Kansas, Kentucky, Louisiana, Maine,
                                    Michigan, Mississippi, Missouri, Nebraska,
                                    Nevada, New Jersey, New Mexico, North
                                    Carolina, North Dakota, Ohio, Oklahoma,
                                    Pennsylvania, Rhode Island, South Carolina,
                                    South Dakota, Tennessee, Utah, Vermont,
                                    Virginia, West Virginia, Wisconsin, Wyoming

         June 1, 1998               Connecticut

         July 1, 1998               Minnesota, Montana, District of Columbia

         October 1, 1998            Texas

         February 1 1999            Massachusetts

         March 15, 1999             Florida, Maryland, Oregon

         November 1, 1999           Washington



         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

-        the contract value or

- the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

-        the contract value or

- the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         5. Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

         6. Annuity Payments

         Annuity payments under the Manulife Annuity Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7. Minimum Guaranteed Interest Rate on Guaranteed Interest Account

         The minimum guaranteed interest rate for the Manulife Annuity Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                     * * * *

         Contract owners who do not wish to exchange their Manulife Annuity Contract Contracts for the New Contracts may continue to make purchase payments to their Manulife Annuity Contracts. Or, they can keep their Manulife Annuity Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Manulife Annuity Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Manulife Annuity Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Manulife Annuity Contract prospectuses.

                                   APPENDIX L

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).


         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-        made after the owner attains age 59-1/2;

-        made after the owner's death;

-        attributable to the owner being disabled; or

-        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-        earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA




                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING









         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.



       The date of this Statement of Additional Information is May 1, 2000





            The Manufacturers Life Insurance Company of North America
                         500 Boylston Street, Suite 400
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029



VENTURE.SAI5/2000(MLAM)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History..........................................    3

Performance Data.........................................................    3

Services

       Independent Auditors..............................................   21

       Servicing Agent...................................................   22

       Principal Underwriter.............................................   22

Financial Statements.....................................................   23

                         GENERAL INFORMATION AND HISTORY


         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Prior to October 1, 1997, we were known as North American Security Life Insurance Company. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

-        redemption at the end of the time period, and

-        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

- the inception date of the sub-account of the Variable Account which invests in the portfolio, or

-        ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

-        inception date of the portfolio, or

-        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.


         In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.



         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust or Merrill Variable Funds portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust or Merrill Variable Funds portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.



               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
                       CALCULATED AS OF DECEMBER 31, 1999
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS        INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(C)
---------                                     ------              ------         ---------------       ---------
Pacific Rim Emerging Markets                  54.56%               N/A                -1.96            01/01/97
Science & Technology                          90.68%               N/A                43.99%           01/01/97
International Small Cap                       76.31%               N/A                21.46%           03/04/96
Aggressive Growth                             25.08%               N/A                 8.54%           01/01/97
Emerging Small Company                        65.07%               N/A                24.24%           01/01/97
Small Company Blend                            N/A                 N/A                21.33%           05/01/99
Mid Cap Growth                                36.63%               N/A                21.63%           03/04/96
Mid Cap Stock                                  N/A                 N/A                -5.57%           05/01/99
Overseas                                      32.63%               N/A                10.73%           01/09/95
International Stock                           21.86%               N/A                12.29%           01/01/97
International Value                            N/A                 N/A                -2.74%           05/01/99
Mid Cap Blend                                 19.92%              21.26%              12.40%(B)        06/18/85
Small Company Value                            0.66%               N/A                -4.19%           10/01/97
Global Equity                                 -3.36%               9.11%               7.19%(B)        03/18/88
Growth                                        29.25%               N/A                25.44%           07/15/96
Large Cap Growth                              17.49%              17.66%              11.19%(B)        08/03/89
Quantitative Equity                           14.55%               N/A                23.54%           01/01/97
Blue Chip Growth                              11.72%              23.30%              14.18%           12/11/92
Real Estate Securities                       -14.17%               N/A                -5.17%           01/01/97
Value                                         -9.34%               N/A                 2.20%           01/01/97
Growth & Income                               11.17%              23.83%              16.79%           04/23/91
U.S. Large Cap Value                           N/A                 N/A                -3.78%           05/01/99
Equity-Income                                 -3.60%              14.66%              12.35%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS        INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(C)
---------                                     ------              ------         ---------------       ---------
Income & Value                                 1.29%              11.85%               8.31%(B)         08/03/89
Balanced                                      -8.29%                N/A                7.02%            01/01/97
High Yield                                     0.66%                N/A                4.71%            01/01/97
Strategic Bond                                -4.69%               7.30%               5.41%            02/19/93
Global Bond                                  -12.94%               5.38%               6.52%(B)         03/18/88
Total Return                                    N/A                 N/A               -7.28%            05/01/99
Investment Quality Bond                       -8.41%               5.33%               4.68%(B)         06/18/85
Diversified Bond                              -6.09%               7.28%               5.96%(B)         08/03/89
U.S. Government Securities                    -6.96%               4.62%               5.34%(B)         03/18/88
Money Market                                  -2.49%               2.89%               3.38%(B)         06/18/85
Lifestyle Aggressive 1000                      6.97%                N/A                7.09%            01/07/97
Lifestyle Growth 820                           8.90%                N/A                9.20%            01/07/97
Lifestyle Balanced 640                         4.81%                N/A                7.75%            01/07/97
Lifestyle Moderate 460                         0.56%                N/A                7.48%            01/07/97
Lifestyle Conservative 280                    -2.86%                N/A                5.83%            01/07/97
Merrill Lynch Special Value Focus -
Class B                                       26.08%                N/A                0.57%            10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       13.24%                N/A                6.10%            10/13/97
Merrill Lynch Developing Capital              57.04%                N/A               -5.12%            10/13/97
Markets Focus - Class B



(A)      See charts below for Ven 7 and Ven 8 contracts total return figures.



(B)      10 year average annual return.



(C) Inception date of the sub-account of the Variable Account which invests in the portfolio.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(a)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                 (NOT REFLECTING THE OPTIONAL INCOME RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR             5 YEAR              SHORTER          PORTFOLIO
---------                                     ------             ------          ---------------      ---------
Pacific Rim Emerging Markets(B)               54.56%               N/A                 1.26%           10/04/94
Science & Technology                          90.68%               N/A                43.99%           01/01/97
International Small Cap                       76.31%               N/A                21.46%           03/04/96
Aggressive Growth                             25.08%               N/A                 8.54%           01/01/97
Emerging Small Company                        65.07%               N/A                24.24%           01/01/97
Small Company Blend                             N/A                N/A                21.33%            5//3/99
Mid Cap Growth                                36.63%               N/A                21.63%           03/04/96
Mid Cap Stock                                   N/A                N/A                -5.57%           05/01/99
Overseas                                      32.63%               N/A                10.73%           01/09/95
International Stock                           21.86%               N/A                12.29%           01/01/97
International Value                             N/A                N/A                -2.74%           05/01/99
Mid Cap Blend                                 19.92%              21.26%              12.40%(C)        06/18/85
Small Company Value                            0.66%               N/A                -4.19%           10/01/97
Global Equity                                 -3.36%               9.11%               7.19%(C)        03/18/88
Growth                                        29.25%               N/A                25.44%           07/15/96
Large Cap Growth                              17.49%              17.66%              11.19%(C)        08/03/89
Quantitative Equity(B)                        14.55%              22.93%              14.32(C)         04/30/87
Blue Chip Growth                              11.72%              23.30%              14.18%           12/11/92
Real Estate Securities(B)                    -14.17%               4.96%               9.07%(C)        04/30/87
Value                                         -9.34%               N/A                 2.20%           01/01/97
Growth & Income                               11.17%              23.83%              16.79%           04/23/91
U.S. Large Cap Value                            N/A                N/A                -3.78%           05/01/99
Equity-Income                                 -3.60%              14.66%              12.35%           02/19/93
Income & Value                                 1.29%              11.85%               8.31%(C)        08/03/89
Balanced                                      -8.29%               N/A                 7.02%           01/01/97
High Yield                                     0.66%               N/A                 4.71%           01/01/97
Strategic Bond                                -4.69%               7.30%               5.41%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR             5 YEAR              SHORTER          PORTFOLIO
---------                                     ------             ------          ---------------      ---------
Global Bond                                  -12.94%              5.38%               6.52%(C)         03/18/88
Total Return                                    N/A                N/A               -7.28%            05/01/99
Investment Quality Bond                       -8.41%              5.33%               4.68%(C)         06/18/85
Diversified Bond                              -6.09%              7.28%               5.96%(C)         08/03/89
U.S. Government Securities                    -6.96%              4.62%               5.34%(C)         03/18/88
Money Market                                  -2.49%              2.89%               3.38%(C)         06/18/85
Lifestyle Aggressive 1000                      6.97%               N/A                7.09%            01/07/97
Lifestyle Growth 820                           8.90%               N/A                9.20%            01/07/97
Lifestyle Balanced 640                         4.81%               N/A                7.75%            01/07/97
Lifestyle Moderate 460                         0.56%               N/A                7.48%            01/07/97
Lifestyle Conservative 280                    -2.86%               N/A                5.83%            01/07/97
Merrill Lynch Special Value Focus -
Class B                                       26.08%               N/A                0.57%            10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       13.24%               N/A                6.10%            10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       57.04%               N/A               -5.12%            10/13/97



(A)      See charts below for Ven 7 and Ven 8 contracts total return figures.



(B) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(C)      10 year average annual return.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                  (NOT REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR             5 YEAR              SHORTER          PORTFOLIO
---------                                     ------             ------          ---------------      ---------
Pacific Rim Emerging Markets(B)               60.61%              16.66%              10.15%           10/04/94
Science & Technology                          96.73%               N/A               203.55%           01/01/97
International Small Cap                       82.36%               N/A               115.80%           03/04/96
Aggressive Growth                             31.13%               N/A                33.03%           01/01/97
Emerging Small Company                        71.12%               N/A                96.89%           01/01/97
Small Company Blend                             N/A                N/A                27.38%           05/01/99
Mid Cap Growth                                42.68%               N/A               116.90%           03/04/96
Mid Cap Stock                                   N/A                N/A                -0.13%           05/01/99
Overseas                                      36.68%               N/A                70.45%           01/09/95
International Stock                           27.91%               N/A                46.71%           01/01/97
International Value                             N/A                N/A                 2.88%           05/01/99
Mid Cap Blend                                 25.97%             166.56%             222.85%(C)        06/18/85
Small Company Value                            6.49%               N/A                -4.76%           01/01/97
Global Equity                                  2.22%              58.92%             100.94%(C)        03/18/88
Growth                                        35.30%               N/A               124.48%           07/15/96
Large Cap Growth                              23.54%             129.90%             189.75%(C)        08/03/89
Quantitative Equity(B)                        20.60%             185.07%             282.46%(C)        04/30/87
Blue Chip Growth                              17.77%             189.32%             155.69%           12/11/92
Real Estate Securities(B)                     -9.28%              31.61%             139.02%(C)        04/30/87
Value                                         -4.14%               N/A                11.90%           01/01/97
Growth & Income                               17.22%             195.61%             286.56%           04/23/91
U.S. Large Cap Value                            N/A                N/A                 1.77%           05/01/99
Equity-Income                                  1.96%             102.45%             124.88%           02/19/93
Income & Value                                 7.17%              79.33%             122.90%(C)        08/03/89
Balanced                                      -3.02%               N/A                27.70%           01/01/97
High Yield                                     6.50%               N/A                19.95%           01/01/97
Strategic Bond                                 0.80%              46.53%              46.03%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR             5 YEAR              SHORTER          PORTFOLIO
---------                                     ------             ------          ---------------      ---------
Global Bond                                   -7.97%              34.19%              88.69%(C)        03/18/88
Total Return                                    N/A                N/A                -1.95%           05/01/99
Investment Quality Bond                       -3.16%              33.93%              58.55%(C)        06/18/85
Diversified Bond                              -0.68%              46.37%              79.08%(C)        08/03/89
U.S. Government Securities                    -1.61%              29.59%              68.91%(C)        03/18/88
Money Market                                   3.15%              19.59%              40.03%(C)        06/18/85
Lifestyle Aggressive 1000                     13.02%               N/A                27.82%           01/07/97
Lifestyle Growth 820                          14.95%               N/A                35.17%           01/07/97
Lifestyle Balanced 640                        10.86%               N/A                30.08%           01/07/97
Lifestyle Moderate 460                         6.40%               N/A                29.16%           01/07/97
Lifestyle Conservative 280                     2.76%               N/A                23.54%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       32.13%               N/A                 6.26%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       19.29%               N/A                19.21%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       63.09%               N/A                -6.63%           10/13/97



(A)      See charts below for Ven 7 and Ven 8 contracts total return figures.



(B) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(C)      10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS       INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(A)
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets                  54.29%               N/A                -2.34%           01/01/97
Science & Technology                          90.41%               N/A                43.74%           01/01/97
International Small Cap                       76.04%               N/A                21.17%           03/04/96
Aggressive Growth                             24.81%               N/A                 8.25%           01/01/97
Emerging Small Company                        64.81%               N/A                23.98%           01/01/97
Small Company Blend                             N/A                N/A                21.07%           05/01/99
Mid Cap Growth                                36.36%               N/A                21.37%           03/04/96
Mid Cap Stock                                   N/A                N/A                -5.82%           05/01/99
Overseas                                      32.37%               N/A                10.46%           01/09/95
International Stock                           21.60%               N/A                12.01%           01/01/97
International Value                             N/A                N/A                -2.98%           05/01/99
Mid Cap Blend                                 19.66%              21.07%              12.14%(B)        06/18/85
Small Company Value                            0.41%               N/A                -4.60%           10/01/97
Global Equity                                 -3.61%               8.86%               6.90%(B)        03/18/88
Growth                                        28.98%               N/A                25.20%           07/15/96
Large Cap Growth                              17.23%              17.44%              10.93%(B)        08/03/89
Quantitative Equity                           14.29%               N/A                23.31%           01/01/97
Blue Chip Growth                              11.46%              23.10%              13.89%           12/11/92
Real Estate Securities                       -14.42%               N/A                -5.43%           01/01/97
Value                                         -9.59%               N/A                 1.94%           01/01/97
Growth & Income                               10.91%              23.64%              16.57%           04/23/91
U.S. Large Cap Value                            N/A                N/A                -4.03%           05/01/99
Equity-Income                                 -3.85%              14.44%              12.12%           02/19/93
Income & Value                                 1.05%              11.61%               8.04%(B)        08/03/89
Balanced                                      -8.53%               N/A                 6.77%           01/01/97
High Yield                                     0.42%               N/A                 4.44%           01/01/97
Strategic Bond                                -4.94%               7.06%               5.14%           02/19/93
Global Bond                                  -13.19%               5.14%               6.28%(B)        03/18/88

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS       INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(A)
---------                                     ------              ------         ---------------      ---------
Total Return                                    N/A                N/A                -7.53%           05/01/99
Investment Quality Bond                       -8.66%               5.08%               4.39%(B)        06/18/85
Diversified Bond                              -6.34%               7.03%               5.69%(B)        08/03/89
U.S. Government Securities                    -7.21%               4.35%               5.08%(B)        03/18/88
Money Market                                  -2.74%               2.61%               3.08%(B)        06/18/85
Lifestyle Aggressive 1000                      6.70%               N/A                 6.82%           01/07/97
Lifestyle Growth 820                           8.63%               N/A                 8.94%           01/07/97
Lifestyle Balanced 640                         4.55%               N/A                 7.49%           01/07/97
Lifestyle Moderate 460                         0.32%               N/A                 7.22%           01/07/97
Lifestyle Conservative 280                    -3.10%               N/A                 5.56%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       25.81%               N/A                 0.10%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       12.97%               N/A                 5.71%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       56.77%               N/A                -5.64%           10/13/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)      10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets(A)               54.29%               2.02%               0.85%           10/04/94
Science & Technology                          90.41%               N/A                43.74%           01/01/97
International Small Cap                       76.04%               N/A                21.17%           03/04/96
Aggressive Growth                             24.81%               N/A                 8.25%           01/01/97
Emerging Small Company                        64.81%               N/A                23.98%           01/01/97
Small Company Blend                             N/A                N/A                21.07%           05/01/99
Mid Cap Growth                                36.36%               N/A                21.37%           03/04/96
Mid Cap Stock                                   N/A                N/A                -5.82%           05/01/99
Overseas                                      32.37%               N/A                10.46%           01/09/95
International Stock                           21.60%               N/A                12.01%           01/01/97
International Value                             N/A                N/A                -2.98%           05/01/99
Mid Cap Blend                                 19.66%              21.07%              12.14%(B)        06/18/85
Small Company Value                            0.41%               N/A                -4.60%           10/01/97
Global Equity                                 -3.61%               8.86%               6.90%(B)        03/18/88
Growth                                        28.98%               N/A                25.20%           07/15/96
Large Cap Growth                              17.23%              17.44%              10.93%(B)        08/03/89
Quantitative Equity(A)                        14.29%              22.72%              14.09%(B)        04/30/87
Blue Chip Growth                              11.46%              23.10%              13.89%           12/11/92
Real Estate Securities(A)                    -14.42%               4.73%               8.87%(B)        04/30/87
Value                                         -9.59%               N/A                 1.94%           01/01/97
Growth & Income                               10.91%              23.64%              16.57%           04/23/91
U.S. Large Cap Value                            N/A                N/A                -4.03%           05/01/99
Equity-Income                                 -3.85%              14.44%              12.12%           02/19/93
Income & Value                                 1.05%              11.61%               8.04%(B)        08/03/89
Balanced                                      -8.53%               N/A                 6.77%           01/01/97
High Yield                                     0.42%               N/A                 4.44%           01/01/97
Strategic Bond                                -4.94%               7.06%               5.14%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Global Bond                                  -13.19%               5.14%               6.28%(B)        03/18/88
Total Return                                    N/A                N/A                -7.53%           05/01/99
Investment Quality Bond                       -8.66%               5.08%               4.39%(B)        06/18/85
Diversified Bond                              -6.34%               7.03%               5.69%(B)        08/03/89
U.S. Government Securities                    -7.21%               4.35%               5.08%(B)        03/18/88
Money Market                                  -2.74%               2.61%               3.08%(B)        06/18/85
Lifestyle Aggressive 1000                      6.70%               N/A                 6.82%           01/07/97
Lifestyle Growth 820                           8.63%               N/A                 8.94%           01/07/97
Lifestyle Balanced 640                         4.55%               N/A                 7.49%           01/07/97
Lifestyle Moderate 460                         0.32%               N/A                 7.22%           01/07/97
Lifestyle Conservative 280                    -3.10%               N/A                 5.56%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       25.81%               N/A                 0.10%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       12.97%               N/A                 5.71%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       56.77%               N/A                -5.64%           10/13/97



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)      10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999
                    (REFLECTING THE OPTIONAL GRIP RIDER FEE)



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets(A)               60.34%              14.81%               8.19%           10/04/94
Science & Technology                          96.46%               N/A               202.26%           01/01/97
International Small Cap                       82.09%               N/A               114.20%           03/04/96
Aggressive Growth                             30.86%               N/A                32.30%           01/01/97
Emerging Small Company                        70.86%               N/A                95.96%           01/01/97
Small Company Blend                             N/A                N/A                27.38%           05/01/99
Mid Cap Growth                                42.41%               N/A               115.45%           03/04/96
Mid Cap Stock                                   N/A                N/A                -0.13%           05/01/99
Overseas                                      38.42%               N/A                68.74%           01/09/95
International Stock                           27.65%               N/A                45.97%           01/01/97
International Value                             N/A                N/A                 2.88%           05/01/99
Mid Cap Blend                                 25.71%             164.47%             215.57%(B)        06/18/85
Small Company Value                            6.23%               N/A                -5.40%           01/01/97
Global Equity                                  1.95%              57.15%              95.73%(B)        03/18/88
Growth                                        35.03%               N/A               123.33%           07/15/96
Large Cap Growth                              23.28%             127.76%             183.10%(B)        08/03/89
Quantitative Equity(A)                        20.34%             182.78%             274.73%(B)        04/30/87
Blue Chip Growth                              17.51%             187.03%             151.51%           12/11/92
Real Estate Securities(A)                     -9.54%              30.21%             134.67%(B)        04/30/87
Value                                         -4.41%               N/A                11.38%           01/01/97
Growth & Income                               16.96%             193.32%             280.65%           04/23/91
U.S. Large Cap Value                            N/A                N/A                 1.77%           05/01/99
Equity-Income                                  1.70%             100.64%             122.19%           02/19/93
Income & Value                                 6.91%              77.50%             117.54%(B)        08/03/89
Balanced                                      -3.29%               N/A                27.14%           01/01/97
High Yield                                     6.24%               N/A                19.36%           01/01/97
Strategic Bond                                 0.54%              44.93%              43.87%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Global Bond                                   -8.24%              32.70%              84.56%(B)        03/18/88
Total Return                                    N/A                N/A                -1.95%           05/01/99
Investment Quality Bond                       -3.42%              32.36%              54.35%(B)        06/18/85
Diversified Bond                              -0.95%              44.73%              74.54%(B)        08/03/89
U.S. Government Securities                    -1.88%              28.02%              64.77%(B)        03/18/88
Money Market                                   2.88%              17.99%              36.03%(B)        06/18/85
Lifestyle Aggressive 1000                     12.75%               N/A                27.19%           01/07/97
Lifestyle Growth 820                          14.68%               N/A                34.53%           01/07/97
Lifestyle Balanced 640                        10.60%               N/A                29.47%           01/07/97
Lifestyle Moderate 460                         6.13%               N/A                28.56%           01/07/97
Lifestyle Conservative 280                     2.49%               N/A                22.96%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       31.86%               N/A                 5.46%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       19.02%               N/A                18.54%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       62.82%               N/A                -7.48%           10/13/97



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)      10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS       INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(A)
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets                  54.56%               N/A                -1.96%           01/01/97
Science & Technology                          90.68%               N/A                43.99%           01/01/97
International Small Cap                       76.31%               N/A                21.61%           03/04/96
Aggressive Growth                             25.08%               N/A                 8.54%           01/01/97
Emerging Small Company                        65.07%               N/A                24.24%           01/01/97
Small Company Blend                             N/A                N/A                21.33%           05/01/99
Mid Cap Growth                                36.63%               N/A                21.78%           03/04/96
Mid Cap Stock                                   N/A                N/A                -5.57%           05/01/99
Overseas                                      32.63%               N/A                10.86%           01/09/95
International Stock                           21.86%               N/A                12.29%           01/01/97
International Value                             N/A                N/A                -2.74%           05/01/99
Mid Cap Blend                                 19.92%              21.63%              12.40%(B)        06/18/85
Small Company Value                            0.66%               N/A                -4.19%           10/01/97
Global Equity                                 -3.36%               9.67%               7.19%(B)        03/18/88
Growth                                        29.25%               N/A                25.61%           07/15/96
Large Cap Growth                              17.49%              18.08%              11.19%(B)        08/03/89
Quantitative Equity                           14.55%               N/A                23.54%           01/01/97
Blue Chip Growth                              11.72%              23.64%              14.18%           12/11/92
Real Estate Securities                       -14.17%              N/A                 -5.17%           01/01/97
Value                                         -9.34%               N/A                 2.20%           01/01/97
Growth & Income                               11.17%              24.17%              16.79%           04/23/91
U.S. Large Cap Value                            N/A                N/A                -3.78%           05/01/99
Equity-Income                                 -3.60%              15.12%              12.49%           02/19/93
Income & Value                                 1.29%              12.35%               8.31%(B)        08/03/89
Balanced                                      -8.29%               N/A                 7.02%           01/01/97
High Yield                                     0.66%               N/A                 4.71%           01/01/97
Strategic Bond                                -4.69%               7.90%               5.63%           02/19/93
Global Bond                                  -12.94%               6.02%               6.52%(B)        03/18/88

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,
                                                                                   WHICHEVER IS       INCEPTION
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER            DATE(A)
---------                                     ------              ------         ---------------      ---------
Total Return                                    N/A                N/A                -7.28%           05/01/99
Investment Quality Bond                       -8.41%               5.97%               4.68%(B)        06/18/85
Diversified Bond                              -6.09%               7.88%               5.96%(B)        08/03/89
U.S. Government Securities                    -6.96%               5.28%               5.34%(B)        03/18/88
Money Market                                  -2.49%               3.60%               3.38%(B)        06/18/85
Lifestyle Aggressive 1000                      6.97%               N/A                 7.09%           01/07/97
Lifestyle Growth 820                           8.90%               N/A                 9.20%           01/07/97
Lifestyle Balanced 640                         4.81%               N/A                 7.75%           01/07/97
Lifestyle Moderate 460                         0.56%               N/A                 7.48%           01/07/97
Lifestyle Conservative 280                    -2.86%               N/A                 5.83%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       26.08%               N/A                 0.57%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       13.24%               N/A                 6.10%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       57.04%               N/A                -5.12%           10/13/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)      10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets(A)               54.56%               2.54%               1.44%           10/04/94
Science & Technology                          90.68%               N/A                43.99%           01/01/97
International Small Cap                       76.31%               N/A                21.61%           03/04/96
Aggressive Growth                             25.08%               N/A                 8.54%           01/01/97
Emerging Small Company                        65.07%               N/A                24.24%           01/01/97
Small Company Blend                             N/A                N/A                21.33%           05/01/99
Mid Cap Growth                                36.63%               N/A                21.78%           03/04/96
Mid Cap Stock                                   N/A                N/A                -5.57%           05/01/99
Overseas                                      32.63%               N/A                10.86%           01/09/95
International Stock                           21.86%               N/A                12.29%           01/01/97
International Value                             N/A                N/A                -2.74%           05/01/99
Mid Cap Blend                                 19.92%              21.63%              12.40%(B)        06/18/85
Small Company Value                            0.66%               N/A                -4.19%           10/01/97
Global Equity                                 -3.36%               9.67%               7.19%(B)        03/18/88
Growth                                        29.25%               N/A                25.61%           07/15/96
Large Cap Growth                              17.49%              18.08%              11.19%(B)        08/03/89
Quantitative Equity(A)                        14.55%              23.27%              14.32%(B)        04/30/87
Blue Chip Growth                              11.72%              23.64%              14.18%           12/11/92
Real Estate Securities(A)                    -14.17%               5.61%               9.07%(B)        04/30/87
Value                                         -9.34%               N/A                 2.20%           01/01/97
Growth & Income                               11.17%              24.17%              16.79%           04/23/91
U.S. Large Cap Value                            N/A                N/A                -3.78%           05/01/99
Equity-Income                                 -3.60%              15.12%              12.49%           02/19/93
Income & Value                                 1.29%              12.35%               8.31%(B)        08/03/89
Balanced                                      -8.29%               N/A                 7.02%           01/01/97
High Yield                                     0.66%               N/A                 4.71%           01/01/97
Strategic Bond                                -4.69%               7.90%               5.63%           02/19/93

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Global Bond                                  -12.94%               6.02%               6.52%(B)        03/18/88
Total Return                                    N/A                N/A                -7.28%           05/01/99
Investment Quality Bond                       -8.41%               5.97%               4.68%(B)        06/18/85
Diversified Bond                              -6.09%               7.88%               5.96%(B)        08/03/89
U.S. Government Securities                    -6.96%               5.28%               5.34%(B)        03/18/88
Money Market                                  -2.49%               3.60%               3.38%(B)        06/18/85
Lifestyle Aggressive 1000                      6.97%               N/A                 7.09%           01/07/97
Lifestyle Growth 820                           8.90%               N/A                 9.20%           01/07/97
Lifestyle Balanced 640                         4.81%               N/A                 7.75%           01/07/97
Lifestyle Moderate 460                         0.56%               N/A                 7.48%           01/07/97
Lifestyle Conservative 280                    -2.86%               N/A                 5.83%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       26.08%               N/A                 0.57%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       13.24%               N/A                 6.10%           10/13/97
Merrill Lynch Developing Capital
Markets Focus  - Class B                      57.04%               N/A                -5.12%           10/13/97



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)      10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Pacific Rim Emerging Markets(A)               60.61%              16.66%              10.15%           10/04/94
Science & Technology                          96.73%               N/A               203.55%           01/01/97
International Small Cap                       82.36%               N/A               115.80%           03/04/96
Aggressive Growth                             31.13%               N/A                33.03%           01/01/97
Emerging Small Company                        71.12%               N/A                96.89%           01/01/97
Small Company Blend                             N/A                N/A                27.38%           05/01/99
Mid Cap Growth                                42.68%               N/A               116.90%           03/04/96
Mid Cap Stock                                   N/A                N/A                -0.13%           05/01/99
Overseas                                      38.68%               N/A                70.45%           01/09/95
International Stock                           27.91%               N/A                46.71%           01/01/97
International Value                             N/A                N/A                 2.88%           05/01/99
Mid Cap Blend                                 25.97%             166.56%             222.85%(B)        06/18/85
Small Company Value                            6.49%               N/A                -4.76%           10/01/97
Global Equity                                  2.22%              58.92%             100.94%(B)        03/18/88
Growth                                        35.30%               N/A               124.48%           07/15/96
Large Cap Growth                              23.54%             129.90%             189.75%(B)        08/03/89
Quantitative Equity(A)                        20.60%             185.07%             282.46%(B)        04/30/87
Blue Chip Growth                              17.77%             189.32%             155.69%           12/11/92
Real Estate Securities(A)                     -9.28%              31.61%             139.02%(B)        04/30/87
Value                                         -4.14%               N/A                11.90%           01/01/97
Growth & Income                               17.22%             195.61%             286.56%           04/23/91
U.S. Large Cap Value                            N/A                N/A                 1.77%           05/01/99
Equity-Income                                  1.96%             102.45%             124.88%           02/19/93
Income & Value                                 7.17%              79.33%             122.90%(B)        08/03/89
Balanced                                      -3.02%               N/A                27.70%           01/01/97
High Yield                                     6.50%               N/A                19.95%           01/01/97
Strategic Bond                                 0.80%              46.53%              46.03%           02/19/93
Global Bond                                   -7.97%              34.19%              88.69%(B)        03/18/88

                                                                                 SINCE INCEPTION
                                                                                   OR 10 YEARS,       INCEPTION
                                                                                   WHICHEVER IS        DATE OF
PORTFOLIO                                     1 YEAR              5 YEAR             SHORTER          PORTFOLIO
---------                                     ------              ------         ---------------      ---------
Total Return                                    N/A                N/A                -1.95             5/01/99
Investment Quality Bond                       -3.16%              33.93%              58.55%(B)        06/18/85
Diversified Bond                              -0.68%              46.37%              79.08%(B)        08/03/89
U.S. Government Securities                    -1.61%              29.59%              68.91%(B)        03/18/88
Money Market                                   3.15%              19.59%              40.03%(B)        06/18/85
Lifestyle Aggressive 1000                     13.02%               N/A                27.82%           01/07/97
Lifestyle Growth 820                          14.95%               N/A                35.17%           01/07/97
Lifestyle Balanced 640                        10.86%               N/A                30.08%           01/07/97
Lifestyle Moderate 460                         6.40%               N/A                29.16%           01/07/97
Lifestyle Conservative 280                     2.76%               N/A                23.54%           01/07/97
Merrill Lynch Special Value Focus -
Class B                                       32.13%               N/A                 6.26%           10/13/97
Merrill Lynch Basic Value Focus -
Class B                                       19.29%               N/A                19.21%           10/13/97
Merrill Lynch Developing Capital
Markets Focus - Class B                       63.09%               N/A                -6.63%           10/13/97



(A) Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)      10 year average annual return.


                                   * * * * *


         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust or the Merrill Variable Funds may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.


                                    SERVICES

INDEPENDENT AUDITORS


         The financial statements of the Company at December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for the two years in the period then ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values,

                  -        variable annuity participants and transactions,

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners;

         -        and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company controlled by us. It serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $183,494,116, $122,828,714 and
$29,615,342, respectively. MSS did not retain any of these amounts during such periods.

                              FINANCIAL STATEMENTS

                                     PART C



                                OTHER INFORMATION

Guide to Name Changes and Successions:



The following name changes took place October 1, 1997:



                              Old Name                                                  New Name
                              --------                                                  --------
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A


North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America


The following name changes took place November 1, 1997:



                              Old Name                                                  New Name
                              --------                                                  --------
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.



The following name changes took place September 24, 1999:



                              Old Name                                                  New Name
                              --------                                                  --------
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.



On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.



                                    * * * * *


Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account) (To be filed by amendment)



                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) (To be filed by amendment)


         (b)      Exhibits

                  (1)      (i)      Resolution of the Board of Directors of
                                    North American Security Life Insurance
                                    Company establishing the NASL Variable
                                    Account -- Previously filed as Exhibit
                                    (b)(1)(i) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit
                                    (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                           (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Previously filed as Exhibit (b)(1)(v) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (i)      Underwriting Agreement between North
                                    American Security Life Insurance Company
                                    (Depositor) and NASL Financial Services,
                                    Inc. (Underwriter) - Previously filed as
                                    Exhibit (b)(3)(i) to post-effective
                                    amendment no. 6 to Form N-4 filed March 1,
                                    1999.

                           (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit
                                    (b)(3)(ii) to post-effective amendment no. 3 to Form N-4 filed April 29, 1997.

                           (iii) Amendment to Promotional Agent Agreement - Previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent-- Previously filed as Exhibit
                                    (b)(3)(iv) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (4)      (i)      (A)      Specimen Flexible Purchase Payment
                                             Individual Deferred Combination
                                             Fixed and Variable Annuity
                                             Contract, Non-Participating
                                             (v20/21) -- Previously filed as
                                             Exhibit (b)(4)(i)(A) to
                                             post-effective amendment no. 4 to
                                             Form N-4 filed February 25, 1998.

                                    (B)      Specimen Flexible Purchase Payment
                                             Individual Deferred Combination
                                             Fixed and Variable Annuity
                                             Contract, Non-Participating (v7) --
                                             Previously filed as Exhibit
                                             (b)(4)(i)(B) to post-effective
                                             amendment no. 4 to Form N-4 filed
                                             February 25, 1998.

                           (ii)     (A)      (1)   Specimen Endorsements to
                                                   Contract (v20/21): (i)
                                                   Individual Retirement Annuity
                                                   Endorsement; (ii) ERISA Tax
                                                   Sheltered Annuity
                                                   Endorsement; (iii)
                                                   Tax-sheltered Annuity
                                                   Endorsement; (iv) Qualified
                                                   Plan Endorsement Section 401
                                                   Plans -- Previously filed as
                                                   Exhibit (b)(4)(ii)(A)(1) to
                                                   post-effective amendment no.
                                                   4 to Form N-4 filed February
                                                   25, 1998.

                                             (2)   Specimen Endorsements to
                                                   Contract (v20/21): (i) ERISA
                                                   Tax Sheltered Annuity
                                                   Endorsement; (ii)
                                                   Tax-sheltered Annuity
                                                   Endorsement; (iii) Qualified
                                                   Plan Endorsement Section 401
                                                   Plans, (iv) Simple Individual
                                                   Retirement Annuity
                                                   Endorsement; (v) Fixed
                                                   Account Endorsement; (vi)
                                                   Death Benefit Endorsement --
                                                   Previously filed as Exhibit
                                                   (b)(4)(ii)(A)(2) to
                                                   post-effective amendment no.
                                                   4 to Form N-4 filed February
                                                   25, 1998.

                                    (B)      (1)   Specimen Death Benefit
                                                   Endorsement to Flexible
                                                   Purchase Payment Individual
                                                   Deferred Variable Annuity
                                                   Contract, Non-Participating
                                                   (v7) -- Previously filed as
                                                   Exhibit (b)(4)(ii)(B)(1) to
                                                   post-effective amendment no.
                                                   4 to Form N-4 filed February
                                                   25, 1998.

                                             (2)   Specimen Endorsements to
                                                   Contract (v7): (i) Individual
                                                   Retirement Annuity
                                                   Endorsement; (ii) Retirement
                                                   Equity Act Endorsement; (iii)
                                                   Tax-sheltered Annuity
                                                   Endorsement; (iv) Qualified
                                                   Plan Endorsement Section 401
                                                   Plans -- Previously filed as
                                                   Exhibit (b)(4)(ii)(B)(2) to
                                                   post-effective amendment no.
                                                   4 to Form N-4 filed February
                                                   25, 1998.

                                    (C)      Specimen Death Benefit Endorsement
                                             to Venture 3 Contract,
                                             Non-Participating -- Previously
                                             filed as Exhibit (b)(4)(ii)(C) to
                                             post-effective amendment no. 4 to
                                             Form N-4 filed February 25, 1998

                                    (D)      Change of Name Endorsement --
                                             Incorporated by reference to
                                             Exhibit (4)(v) to post-effective
                                             amendment no 1 to Form S-1, file
                                             number 333-6011, filed October 9,
                                             1997.

                                    (E)      Fixed Account Endorsement (v20/21)
                                             - Previously filed as Exhibit
                                             (b)(4)(ii)(E) to post-effective
                                             amendment no. 6 to Form N-4 filed
                                             March 1, 1999.

                                    (F)      Roth Individual Retirement Annuity
                                             Endorsement - Previously filed as
                                             Exhibit (b)(4)(ii)(F) to
                                             post-effective amendment no. 6 to
                                             Form N-4 filed March 1, 1999.

                           (iii)    Guaranteed Income Rider (v20/21) --
                                    Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.


                  (5)      (i)      Specimen Application for Flexible Purchase
                                    Deferred Combination Fixed and Variable
                                    Annuity Contract, Non-Participating (v20/21)
                                    - Filed herein.


                           (ii) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(5)(B) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                  (6)      (i)      Certificate of Incorporation of North
                                    American Security Life Insurance Company --
                                    Incorporated by reference to Exhibit (3)(i) to Form 10Q of The Manufacturers Life
                                    Insurance Company of North America, filed
                                    November 14, 1997.

                           (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 --Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                           (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit
                                    (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                           (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 --Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                           (vi)     Amended and Restated By-laws of The
                                    Manufacturers Life Insurance Company of
                                    North America --Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                  (7)      (i)      Contract of reinsurance in connection with
                                    the variable annuity contracts being offered
                                    - Form of Reinsurance and Accounts
                                    Receivable Agreements between North American
                                    Security Life Insurance Company and ITT
                                    Lyndon Life, effective December 31, 1993 and amendments thereto -- Previously filed as Exhibit (b)(7)(i) to post-effective amendment no. 4 to Form N-4 filed February
                                    25, 1998.

                           (ii)(A)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (v20/21) -- Previously filed as Exhibit
                                        (b)(7)(ii) to post-effective amendment
                                        no. 2 to Form N-4, file number 33-76162
                                        filed March 1, 1996.

                              (A)(ii) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (Ven 20 Series) - Previously filed as Exhibit
                                        (b)(7)(ii)(A)(ii) to post-effective
                                        amendment no. 6 to Form N-4 filed March
                                        1, 1999.

                               (B)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 (v7) --Previously filed as Exhibit (b)(7)(i) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                              (B)(ii) Amendment to Contract of reinsurance in connection with variable annuity contracts being offered Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (v7) Previously filed as Exhibit (b)(7)(ii)(B)(ii) to post-effective amendment no. 6 to Form N-4 filed March 1, 1999.

                               (C)(i) Contract of reinsurance in connection with variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 --Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                              (C)(ii) Amendment to Contract of reinsurance in connection with variable annuity contracts being offered Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 - Previously filed as Exhibit
                                        (b)(7)(ii)(C)(ii) to post-effective
                                        amendment no. 6 to Form N-4 filed March
                                        1, 1999.

                           (iii)(A) Contract of reinsurance in connection with
                                    the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective
                                    August 1, 1995 (v20/21 and 7) -- Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                           (B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective July
                                    1, 1998 (VEN20/7 Series) - Previously filed as Exhibit (b)(7)(iii)(B) to post-effective amendment no. 6 to Form N-4 filed March 1, 1999.

                           (C) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Automatic Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Swiss Re America, effective July
                                    1, 1995, amended July 1, 1998 (v3) -
                                    Previously filed as Exhibit (b)(7)(iii)(C) to post-effective amendment no. 6 to Form N-4 filed March 1, 1999.

                           (iv) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Reinsurance Agreement between North
                                    American Security Life Insurance Company and
                                    PaineWebber Life Insurance Company,
                                    effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.


                           (v)      Coinsurance Agreement between The
                                    Manufacturers Life Insurance Company of
                                    North America and Peoples Security Life
                                    Insurance Company, effective June 30, 1995
                                    -- Incorporated by reference to Exhibit
                                    (10)(iv) to Pre-effective Amendment no. 1 to
                                    Form S-1, file number 333-6011, filed
                                    January 29, 1997.



                           (vi) Contract of reinsurance in connection with the variable annuity contracts being offered
                                    - Form of Reinsurance Agreement between
                                    North American Security Life Insurance
                                    Company and Merrill Lynch Life Insurance
                                    Company effective January 1, 1997 --
                                    Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998



                           (vii)    Coinsurance Agreement between The
                                    Manufacturers Life Insurance Company of
                                    North America and The Manufacturers Life
                                    Insurance Company (USA) - Incorporated by reference to Exhibit 10(ix) to Form 10K, file number 333-6011, filed March 30, 1999 on behalf of The Manufacturers Life Insurance Company of North America.


                   (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 2 to Form N-4, file number 33-76162 filed April 29, 1997.

                  (9)      (A)      Opinion of Counsel and consent to its use as
                                    to the legality of the securities being
                                    registered (v20/21) (June 28, 1994) --
                                    Previously filed as Exhibit (b)(9)(A) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.

                           (B) Opinion of Counsel and consent to its use as to the legality of the securities being registered (v7) (April 24, 1989) -- Previously filed as Exhibit (b)(9)(B) to post-effective amendment no. 4 to Form N-4 filed February 25, 1998.


                  (10) Written consent of Ernst & Young LLP, independent auditors - To be filed by amendment.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

                  (13)     (A)      Schedules of computations (v20/21) --
                                    Previously filed as Exhibit (b)(13) to
                                    post-effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                           (B) Schedules of computations (v7) -- Previously filed as Exhibit (b)(13) to post-effective amendment no. 9 to Form N-4, file number 33-28455 filed March 1, 1996.

                  (14)     Financial Data Schedule -- Not Applicable.

                  (15)     (i)      Power of Attorney - John D. Richardson
                                    (Director, North American Security Life
                                    Insurance Company) -- Previously filed as
                                    Exhibit (15)(iii) to post-effective
                                    amendment no. 2 to Form N-4, file number
                                    33-76162 filed April 29, 1997.

                           (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit
                                    (24)(ii) to Form 10Q of The Manufacturers
                                    Life Insurance Company of North America
                                    filed November 14, 1997.

                           (iii) Power of Attorney - John D. DesPrez III (Director, The Manufacturers Life Insurance Company of North America) - Incorporated by reference to Exhibit (14)(iv) to post-effective amendment no. 1 to Form N-4, file number 333-38081 filed April 19, 1999.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA


Name and Principal
Business Address                          Position with Manulife North America
------------------                        ------------------------------------
James R. Boyle                            Director and President
500 Boylston Street
Boston, MA  02116

John D. DesPrez III                       Director and Chairman of the Board of
73 Tremont Street                         Directors
Boston, MA  02108

John D. Richardson                        Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W 1E5

Name and Principal
Business Address             Position with Manulife North America
------------------           ------------------------------------
Robert Boyda                 Vice President, Investment Management Services
73 Tremont Street
Boston, MA  01208

James D. Gallagher           Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Kevin Hill                   Vice President, Business Implementation
500 Boylston Street
Boston, MA  01226

Brian A. Kroll               Vice President, Product Development
500 Boylston Street
Boston, MA  01226

David W. Libbey              Vice President, Treasurer & Chief
500 Boylston Street          Financial Officer
Boston, MA 02116

Janet Sweeney                Vice President, Human Resources
73 Tremont Street
Boston, MA 02108

Jonnie Smith                 Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA  02116

John G. Vrysen               Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


MANULIFE FINANCIAL CORPORATION



Corporate Organization as at December 31, 1999



Manulife Financial Corporation (Canada)


The Manufacturers Life Insurance Company (Canada)


1.   Manulife Data Services Inc. - Barbados (100%)



2.   MF Leasing (Canada) Inc. - Ontario (100%)



     2.1  1332953 Ontario Inc. - Ontario (100%)



3.   Enterprise Capital Management Inc. - Ontario (20%)



4.   Cantay Holdings Inc. - Canada (100%)



5.   994744 Ontario Inc. - Ontario (100%)



6.   3426505 Canada Inc. - Canada (100%)



7.   Family Realty First Corp. - Ontario (100%)



8.   Manulife Bank of Canada - Canada (100%)



9.   Manulife Securities International Ltd. - Canada (100%)



10.  NAL Resources Limited - Alberta (100%)


11.  Manulife International Capital Corporation Limited - Ontario (100%)


     11.1. Golf Town Canada Inc. - Canada (100%)

     11.2. Regional Power Inc. - Ontario (100%)



          11.2.1. Addalam Power Corporation - Philippines



          11.2.2. La Regionale Power Angliers Inc. - Canada (100%)



          11.2.3. La Regionale Power Port-Cartier Inc. - Canada (100%)



     11.3. VFC Inc. - Canada (100%)



     11.4. 1198184 Ontario Limited - Ontario (100%)



12.  1293319 Ontario Inc. - Ontario (100%)



13.  FNA Financial Inc. - Canada (100%)



     13.1. Elliott & Page Limited - Ontario (100%)



     13.2. Seamark Asset Management Ltd. - Canada (67.86%)



     13.3. NAL Resources Management Limited - Canada (100%)



          13.3.1. Caravan Oil & Gas Ltd. - Alberta (12.2%)



          13.3.2. Carrack Energy Inc. - Alberta (16%)



     13.4. First North American Insurance Company - Canada (100%)



14.  MLI Resources Inc. - Alberta (100%)



15.  Stylus Exploration Inc. - Alberta (100%)



16.  Manucab Ltd. - Canada (100%)



     16.1. Plazcab Service Limited - Newfoundland (100%)


17.  The Manufacturers Investment Corporation - Michigan (100%)


     17.1. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)



          17.1.1. Manulife Reinsurance Limited - Bermuda (100%)



               17.1.1.1. MRL Holding, LLC - Delaware (99%)



          17.1.2. MRL Holding, LLC - Delaware (1%)



               17.1.2.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (22.4%)



          17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)



               17.1.3.1. Manulife-Wood Logan Holding Co. Inc. - Delaware (77.6%)



                    17.1.3.1.1. Manulife Wood Logan, Inc. - Connecticut (100%)



                    17.1.3.1.2. The Manufacturers Life Insurance Company of
                         North America - Delaware (100%)



                         17.1.3.1.2.1. Manufacturers Securities Services, LLC -
                              Delaware (90%)



                         17.1.3.1.2.2. The Manufacturers Life Insurance Company
                              of New York - New York (100%)



                         17.1.3.1.2.2.1 Manufacturers Securities Services, LLC -
                              Delaware (10%)



               17.1.3.2. Flex Leasing 1, LLC - Delaware (50%)



               17.1.3.3. Ennal, Inc. - Ohio (100%)



               17.1.3.4. ESLS Investment Limited, LLC - Ohio (100%)



               17.1.3.5. Thornhill Leasing Investments, LLC - Delaware (90%)



               17.1.3.6. The Manufacturers Life Insurance Company of America -
                    Michigan (100%)



                    17.1.3.6.1. Manulife Holding Corporation - Delaware (100%)



                         17.1.3.6.1.1. ManEquity, Inc. - Colorado (100%)



                         17.1.3.6.1.2. Manufacturers Adviser Corporation -
                              Colorado (100%)



                         17.1.3.6.1.3. Manulife Capital Corporation - Delaware
                              (100%)



                              17.1.3.6.1.3.1. MF Private Capital, Inc. -
                                   Delaware (80.4%)



                                   17.1.3.6.1.3.1.1. MF Private Capital
                                        Securities, Inc. - Delaware (100%)



                                   17.1.3.6.1.3.1.2. MFPC Ventures, Inc. -
                                        Delaware (100%)



                                   17.1.3.6.1.3.1.3. MFPC Insurance Advisors,
                                        Inc. - Delaware (100%)



                         17.1.3.6.1.4. Manulife Property Management of
                              Washington, D.C. Inc. - Washington, D.C. (100%)



                         17.1.3.4.1.5. ManuLife Service Corporation - Colorado
                              (100%)



                         17.1.3.4.1.6. Manulife Leasing Co., LLC. - Delaware
                              (80%)


18.  Manulife International Investment Management Limited - U.K. (100%)


     18.1. Manulife International Fund Management Limited - U.K. (100%)



19.  WT(SW) Properties Ltd. - U.K. (100%)



20.  Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)



21.  Manulife International Holdings Limited - Bermuda (100%)



     21.1. Manulife Provident Funds Trust Company Limited - Hongkong (100%)



     21.2. Manulife (International) Limited - Bermuda (100%)

          21.2.1. Zhong Hong Life Insurance Co. Ltd. - China (51%)



     21.3. Manulife Funds Direct (Barbados) Limited - Barbados (100%)



          21.3.1. Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)



          21.3.2. Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)



22.  ManuLife (International) Reinsurance Limited - Bermuda (100%)


     22.1. Manufacturers Life Reinsurance Limited - Barbados (100%)

     22.2. Manufacturers P&C Limited - Barbados (100%)


     22.3. Manulife Management Services Ltd. - Barbados (100%)



23.  Chinfon-Manulife Insurance Company Limited - Bermuda (60%)



24.  Manulife Century Investments (Bermuda) Limited - Bermuda (13%)



25.  Manulife Century Investments (Alberta) Inc. - Alberta (100%)



     25.1 Manulife Century Investments (Bermuda) Limited - Bermuda (87%)



          25.1.1 Daihyaku System Service Co. Ltd. - Japan (90%)



     25.2 Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)



          25.2.1 Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)



               25.2.1.1 Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda
                    (100%)



                    25.2.1.1.1 Manulife Century Life Insurance Company - Japan
                         (8.8%)



               25.2.1.2 Manulife Century Life Insurance Company - Japan (74.6%)



                    25.2.1.2.1 Daihyaku System Service Co. Ltd. - Japan (10%)



                    25.2.1.2.2 Manulife Century Business Company - Japan (100%)



                    25.2.1.2.3 Kyoritsu Confirm Co., Ltd. - Japan (9.1%)



                    25.2.1.2.4 Daihyaku Premium Collection Co., Ltd. - Japan
                         (10%)



               25.2.1.3 Kyoritsu Confirm Co., Ltd. - Japan (90.9%)



               25.2.1.4 Daihyaku Premium Collection Co., Ltd. - Japan (57%)



26.  P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)



     26.1. P.T. Buanadays Sarana Informatika - Indonesia (100%)



     26.2. P.T. Asuransi Jiwa Arta Mandiri Prime - Indonesia (100%)



27.  OUB Manulife Pte. Ltd. - Singapore (50%)



28.  The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines (100%)





Item 27.  Number of Contract Owners.


As of December 31, 1999, the following table lists the number of qualified and non-qualified contracts of the series offered hereby outstanding.



          Contract               Qualified            Non-Qualified
          --------               ---------            -------------
            Ven 1                    16                    12

            Ven 3                  2,522                  3,826

            Ven 7                  25,963                33,836

          Ven 20/21                38,992                40,248

Item 28.  Indemnification.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.


Article XIV of the By-laws of the Company provides as follows:

         Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.


Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood Logan (referred to therein as "Promotional Agent") provides as follows:


a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.          Name of Investment Company             Capacity in which acting
            --------------------------            ------------------------
            Manufacturers Investment Trust        Investment Adviser

            The Manufacturers Life Insurance      Principal Underwriter
            Company of North America Separate
            Account A

            The Manufacturers Life Insurance      Principal Underwriter
            Company of North America Separate
            Account B

            The Manufacturers Life Insurance      Principal Underwriter
            Company of New York Separate
            Account A

            The Manufacturers Life Insurance      Principal Underwriter
            Company of New York Separate
            Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under Item 25.

c.       None

Item 30.  Location of Accounts and Records.


All books and records are maintained at 500 Boylston Street, Suite 400, Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.


Item 31. Management Services.

None.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of February, 2000.



                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           SEPARATE ACCOUNT A
                                           --------------------------------
                                                    (Registrant)


                                       By: THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           --------------------------------
                                                    (Depositor)


                                       By: /s/ JAMES R. BOYLE
                                           --------------------------------
                                           James R. Boyle, President


Attest:

/s/ JAMES D. GALLAGHER
-----------------------------
James D. Gallagher, Secretary



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of February, 2000 in the City of Boston, and Commonwealth of Massachusetts.



                                           THE MANUFACTURERS LIFE INSURANCE
                                           COMPANY OF NORTH AMERICA
                                           --------------------------------
                                                    (Depositor)



                                       By: /s/ JAMES R. BOYLE
                                           --------------------------------
                                           James R. Boyle, President


Attest:


/s/ JAMES D. GALLAGHER
-----------------------------
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 28th day of February, 2000.


         SIGNATURE                               TITLE
         ---------                               -----
         *                                       Director and Chairman
         ----------------------------            of the Board
         John D. DesPrez III


         /s/ JAMES R. BOYLE                      Director
         ----------------------------            (Principal Executive Officer)
         James R. Boyle


         *                                       Director
         ----------------------------
         John D. Richardson


         /s/ DAVID W. LIBBEY                     Vice President, Treasurer
         ----------------------------            and Chief Financial Officer
         David W. Libbey                         (Principal Financial Officer)


         *By: /s/ JAMES D. GALLAGHER
              -----------------------
                  James D. Gallagher
                  Attorney-in-Fact
                  Pursuant to Powers
                  of Attorney

                                  EXHIBIT INDEX

Exhibit No.      Description
-----------      -----------
(5)(i)           Specimen Application for Flexible Purchase Deferred Combination
                 Fixed and Variable Annuity Contract, Non-Participating (v20/21)